The Pacific Capital Funds
                               of
                        Cash Assets Trust

                 380 Madison Avenue, Suite 2300
                    New York, New York 10017
                  800-CATS-4-YOU (800-228-7496)
                          212-697-6666

Service Shares                                         Prospectus
                                                    July 31, 1997
                                As Supplemented November 19, 1997

     Cash Assets Trust (the "Trust") is a professionally managed, open-end investment company consisting of three separate funds:
Pacific Capital Cash Assets Trust, Pacific Capital Tax-Free Cash Assets Trust and Pacific Capital U.S. Treasuries Cash Assets Trust (each a "Fund" and collectively, the "Funds").

     There are two classes of shares of each of the Funds:
"Service Shares" and "Original Shares"; see "General Information -Description of Classes." Only Service Shares are offered by this Prospectus. Service shares of the Funds may be purchased and redeemed at their next determined net asset value, which is normally the constant price of $1.00 per share; see "Net Asset Value Per Share." Purchases are made without any sales charge through Aquila Distributors, Inc., which is the exclusive Distributor of the Funds' shares. Although Service Shares are offered principally to customers of banks and other institutions that typically are compensated by service or distribution fees paid by the mutual funds sold to their customers, they are also available to the general public. See "How to Invest in the Funds" and "How to Redeem Your Investment."

     This Prospectus concisely states information about the three Funds that you should know before investing in Service Shares. A Statement of Additional Information about the Funds dated July 31, 1997 (the "Additional Statement") has been filed with the Securities and Exchange Commission and is available without charge upon written request to PFPC Inc., the Funds' transfer agent, at the address given below, or by calling the telephone number(s) given below. The Additional Statement contains information about the three Funds and their management not included in the Prospectus. The Additional Statement is incorporated by reference in its entirety in this Prospectus. Only when you have read both the Prospectus and the Additional Statement are all the material facts about the Funds available to you.

     AN INVESTMENT IN ANY OF THE FUNDS IS NEITHER INSURED NOR
GUARANTEED BY THE U.S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT
THE FUNDS WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF
$1.00 PER SHARE.

      SHARES OF THE FUNDS ARE NOT DEPOSITS IN, OBLIGATIONS OF OR GUARANTEED OR ENDORSED BY PACIFIC CENTURY TRUST (THE "ADVISER"), BANK OF HAWAII OR ITS BANK OR NON-BANK AFFILIATES OR BY ANY OTHER BANK. SHARES OF THE FUNDS ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY OR GOVERNMENT SPONSORED AGENCY OF THE FEDERAL GOVERNMENT OR ANY STATE.

     AN INVESTMENT IN ANY OF THE FUNDS INVOLVES INVESTMENT RISKS,
INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

      For Purchase, Redemption or Account inquiries contact the Funds' Shareholder Servicing Agent: PFPC Inc.
           400 Bellevue Parkway, Wilmington, DE 19809
                   Call 800-255-2287 toll free

           For General Inquiries & Yield Information,
           Call 800-228-7496 toll free or 212-697-6666

This Prospectus Should Be Read and Retained For Future Reference

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                           HIGHLIGHTS

     For your convenience, important matters pertaining solely to a single Fund are displayed in a distinctive manner below;
however, to obtain all information about that Fund, you must read the entire Prospectus.

     The Pacific Capital Funds of Cash Assets Trust are these three separate money-market funds:

     Pacific Capital Cash Assets Trust (the "Cash Fund") is a general purpose money market mutual fund which invests in short-term "money market" securities which meet specific quality, maturity and diversification standards.

     Pacific Capital Tax-Free Cash Assets Trust (the "Tax-Free
Fund") is a tax-exempt money market mutual fund which invests in short-term tax-exempt "money market" securities.

     Pacific Capital U.S. Treasuries Cash Assets Trust (the "Treasuries Fund") is a money market mutual fund which invests exclusively in short-term direct obligations of the United States Treasury with remaining maturities of one year or less, and certain repurchase agreements secured by U.S. Treasury obligations.

     All investments must meet specific quality, maturity and diversification standards. (See "Investment of the Funds'
Assets.")

     Initial Investment - You may open your account in any Fund with any purchase of $1,000 or more. There is no sales charge. An
Application is in the back of the Prospectus. (See "How to Invest in the Funds.")

     Additional Investments - There is no minimum on additional investments and they can be made at any time.

     Monthly Income - The securities in which the Funds invest earn interest which is declared daily as dividends. Dividends are paid monthly on or about the last day of each month. At your choice, dividends are paid by check mailed to you, directly deposited into your financial institution account or automatically reinvested without sales charge in additional Service Shares. (See "Dividend and Tax Information.")

     Many Different Issues - Even a small investment in any Fund allows an investor to have the advantages of a portfolio which consists of a large number of issues. (See "Investment of the Funds' Assets.")

     Exchanges - You may exchange Service Shares of any Fund into other money market funds and certain bond and equity funds. (See
"Exchange Privileges.")

     Portfolio Management - Pacific Century Trust (the "Adviser") serves as the Funds' Investment Adviser, providing experienced professional management of each Fund's investments. It is a division of Bank of Hawaii, was founded in 1898 and is the oldest and largest trust company in Hawaii, administering approximately $12 billion in client assets. The Cash Fund pays monthly fees to the Adviser and to the Administrator at a total rate of 0.50 of 1% of average annual net assets. The Tax-Free Fund and the Treasuries Fund each pay monthly fees to the Adviser and to the Administrator at a total rate of 0.40 of 1% of average annual net assets. (See "Table of Expenses" and "Management Arrangements.")

     Investment Quality -

     The Cash Fund invests in commercial paper obligations, U.S.
     government securities, bank obligations and instruments secured by them, corporate debt obligations, and certain other obligations.

     The Tax-Free Fund invests in municipal obligations which earn interest which is exempt from regular Federal income taxes and a significant portion of those obligations earn interest which is also exempt from regular State of Hawaii income taxes. Dividends paid by the Tax-Free Fund are free of both such taxes to the same extent. It is, however, possible that in certain circumstances, the Federal alternative minimum tax may apply (see "Dividend and Tax Information"). Under certain circumstances, the Tax-Free Fund may invest a portion of its assets in taxable obligations.

     The Treasuries Fund invests only in U.S. Government securities and certain repurchase agreements secured by U.S.
     Treasury obligations.

     All of the investments of the Funds must be determined by the Adviser under an applicable rule of the Securities and Exchange Commission to be "Eligible Securities" and to present minimal credit risks. (See "Investment of the Funds' Assets" and "Effect of the Rule on Portfolio Management" thereunder.)

     Constant Share Value - Each Fund's net asset value per share is determined on a daily basis and is normally constant at $1.00 per share except under extraordinary circumstances. (See "Factors Which May Affect the Value of the Funds' Investments and Their Yields.")

     Risk Factors - There can be no assurance that any of the Funds will be able to maintain a stable net asset value of $1.00 per share. (See "Factors Which May Affect the Value of the Funds' Investments and Their Yields.") In addition, there may be risks as to obligations which the Cash Fund and Tax-Free Fund may purchase such as variable amount master demand notes (see "Variable Amount Master Demand Notes" in the Prospectus and Additional Statement) and as to repurchase agreements, in which all Funds may invest (see "Repurchase Agreements" in the Prospectus). The Tax-Free Fund's assets, being significantly invested in Hawaiian issues, are subject to economic and other conditions affecting Hawaii. (See "Risks and Special Considerations Regarding Investment in Hawaiian Obligations.") Moreover, the Tax-Free Fund is classified as a "non-diversified" investment company, because it may choose to invest in the obligations of a relatively limited number of issuers. (See "Diversity under the 1940 Act" under "General Information.")

     Liquidity - Redemptions - If you invest directly in any Fund rather than through a broker-dealer, bank or other financial intermediary, you may redeem any amount of Service Shares on any business day by telephone, FAX or mail request by using the Funds' Expedited Redemption procedure, with proceeds being sent to a predesignated financial institution. If the amount of your redemption proceeds is $1,000 or more, the proceeds will, wherever possible, be wired or transferred through the facilities of the Automated Clearing House; otherwise they will be mailed. You may also write checks for any purpose in amounts of $100 or more. There are no penalties or redemption fees. See "How to Redeem Your Investment" for these and other redemption methods. If a financial intermediary is the record holder of your Service Shares you must redeem those shares through the intermediary, and the foregoing redemption methods will not apply.

     Statements and Reports - For each Fund in which you invest, you will receive statements of your Service Share account monthly as well as each time you add to your account or take money out.
Additionally, you will receive a Semi-Annual Report and an audited Annual Report.


                          THE PACIFIC CAPITAL FUNDS
                     OF CASH ASSETS TRUST - SERVICE SHARES
                               TABLE OF EXPENSES


                                        Cash      Tax-Free       Treasuries
Shareholder Transaction Expenses        Fund      Fund           Fund
  Maximum Sales Charge
   Imposed on Purchases...........      0%        0%             0%
  Maximum Sales Charge
   Imposed on Reinvested Dividends      0%        0%             0%
  Deferred Sales Charge...........      0%        0%             0%
  Redemption Fees.................      0%        0%             0%
  Exchange Fee....................      0%        0%             0%

Annual Fund Operating Expenses*
(as a percentage of average net assets)

  Investment Advisory Fee........       0.35%     0.29%          0.30%
  12b-1 Fees.....................       0.25%     0.25%          0.25%
  All Other Expenses.............       0.25%     0.26%          0.25%
     Administration Fee..........   0.15%     0.11%          0.10%
     Other Expenses..............   0.10%     0.15%          0.15%
  Total Fund Operating Expense...s      0.85%     0.80%          0.80%


Example+
You would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period

                         Cash           Tax-Free       Treasuries
Time Period              Fund           Fund           Fund
  1 year                 $  9           $ 8            $ 8
  3 years                $ 27           $26            $26
  5 years                $ 47           $44            $44
  10 years               $105           $99            $99


*Based upon amounts incurred during the most recent fiscal year of each Fund.

The respective rates for the investment advisory fee and the administration fee shown in the table represent the effective rates, taking into consideration the breakpoint in net assets used in the calculation of fees. For the portion of net assets above and below each break point, the aggregate rate of fees is the same but is allocated differently to the Adviser and the Administrator so that Total Fund Operating Expenses shown remains unchanged. (See "Management Arrangements".)

Other expenses for the Treasuries Fund do not reflect a 0.01% expense offset in custodian fees received for uninvested cash balances. Reflecting this offset, other expenses, all other expenses, and total Fund operating expenses would have been 0.14%, 0.24%, and 0.79%.


+The expense example is based upon an amount at the beginning of each year which includes the prior year's assumed results. A year's results consist of an assumed 5% annual return less operating expenses as shown above; the expense ratio was applied to an assumed average balance
(the year's starting investment plus one-half the year's results). Each column represents the cumulative expenses so determined for the period specified.




THE EXAMPLE ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES; ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THE SECURITIES AND EXCHANGE COMMISSION SPECIFIES THAT ALL MUTUAL FUNDS USE THE 5% RATE FOR PURPOSES OF PREPARING THE ABOVE EXAMPLE.

The purpose of the above table is to assist the investor in understanding the various costs and expenses that an investor in Service Shares of each Fund will bear directly or indirectly. (See "Management Arrangements" for a more complete description of the various investment advisory and administration fees.)


                          THE PACIFIC CAPITAL FUNDS
                                      OF
                               CASH ASSETS TRUST
                                SERVICE SHARES
                             FINANCIAL HIGHLIGHTS
               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

     The following table of Financial Highlights has been audited by KPMG Peat Marwick LLP, independent auditors, whose report thereon is included in the Funds' financial statements contained in their Annual
Report, which are incorporated by reference into the Additional Statement.
The information provided in the table should be read in conjunction with the financial statements and related notes.

                                                CASH FUND
                                    Year           Year           Period
                                    Ended          Ended          Ended
                               March 31,1997  March 31,1996  March 31,1995**
Net Asset Value,
 Beginning of Period............     $1.00          $1.00          $1.00
Income from Investment Operations:
 Net investment income..........      0.05           0.05           0.01
Less Distributions:
 Dividends from net investment
 income.........................     (0.05)         (0.05)         (0.01)
Net Asset Value, End of Period..     $1.00          $1.00          $1.00
Total Return (%)................      4.62           5.06           0.85+
Ratios/Supplemental Data
 Net Assets, End of Period
  (in thousands) ($)............     65,763         32,856          3,501
 Ratio of Expenses to Average
  Net Assets(%).................      0.85           0.86           0.83*
 Ratio of Net Investment Income
  to Average Net Assets (%).....      4.53           4.84           5.26*

Net investment income per share and the ratios of income and expenses to average net assets without the Adviser's and Administrator's voluntary waiver of fees, and for the years 1997 and 1996, without the offset in custodian fees for invested cash balances, would have been

Net Investment Income(%)........      0.05           0.05           0.01
Ratio of Expenses to Average
 Net Assets(%)..................      0.85           0.86           0.83*
Ratio of Net Investment Income
 to Average Net Assets(%).......      4.53           4.84           5.26*


                                             TAX-FREE FUND
                                   Year            Year            Period
                                   Ended           Ended           Ended
                              March 31, 1997  March 31, 1996  March 31, 1995**
Net Asset Value,
 Beginning of Period..............  $1.00           $1.00           $1.00
Income from Investment Operations:
 Net investment income............   0.03            0.03            0.01
Less Distributions:
 Dividends from net investment
 income...........................  (0.03)          (0.03)          (0.01)
Net Asset Value, End of Period....  $1.00           $1.00           $1.0
Total Return (%)..................   2.75            3.11            0.52+
Ratios/Supplemental Data
 Net Assets, End of Period
  (in thousands)($)...............  25,516          17,609           1,378
 Ratio of Expenses to Average
  Net Assets(%)...................   0.80            0.80            0.77*
 Ratio of Net Investment Income
  to Average Net Assets...........   2.70            2.97            3.22*

Net investment income per share and the ratios of income and expenses to average net assets without the Adviser's and Administrator's voluntary waiver of fees, and for the years 1997 and 1996, without the offset in custodian fees for invested cash balances, would have been

Net Investment Income($)..........   0.03            0.03             0.01
Ratio of Expenses to Average
 Net Assets(%)....................   0.80            0.80             0.77*
Ratio of Net Investment Income
 to Average Net Assets(%).........   2.70            2.97             3.22*



                                             TREASURIES FUND
                                    Year            Year            Period
                                    Ended           Ended           Ended
                               March 31, 1997  March 31, 1996  March 31, 1995*
Net Asset Value,
 Beginning of Period...............  $1.00           $1.00           $1.00
Income from Investment Operations:
 Net investment income.............   0.04            0.05            0.01
Less Distributions:
 Dividends from net investment
 income............................  (0.04)          (0.05)          (0.01)
Net Asset Value, End of Period.....  $1.0            $1.00           $1.00
Total Return(%)....................   4.50            4.94            0.94+
Ratios/Supplemental Data
 Net Assets, End of Period
  (in thousands) ($)...............  83,424          11,806            506
 Ratio of Expenses to Average
  Net Assets(%)....................   0.79            0.79            0.85*
 Ratio of Net Investment Income
  to Average Net Assets(%).........   4.43            4.68            5.09*

Net investment income per share and the ratios of income and expenses to average net assets without the Adviser's and Administrator's voluntary waiver of fees, and for the years 1997 and 1996, without the offset in custodian fees for invested cash balances, would have been

Net Investment Income.............     0.04           0.05            0.01
Ratio of Expenses to Average
 Net Assets.......................     0.80           0.88            0.98*
Ratio of Net Investment Income
 to Average Net Assets............     4.42           4.60            4.96*

** For the period from February 1, 1995 (commencement of operations) to March 31, 1995.

+ Not annualized.

* Annualized.


     The "current yield" and "compounded yield" for the seven-day period ended March 31, 1996 for each Fund was:

                                   CURRENT YIELD       COMPOUNDED YIELD
Cash Fund ........................      4.65%               4.76%
Tax-Free Fund ....................      2.69%               2.73%
Treasuries Fund ..................      4.54%               4.64%


                          INTRODUCTION

     Cash Assets Trust (the "Trust") is a professionally managed, open-end investment company formed in 1984 as a Massachusetts business trust. The Trust consists of three separate funds:
Pacific Capital Cash Assets Trust, (the "Cash Fund"), Pacific Capital Tax-Free Cash Assets Trust (the "Tax-Free Fund"), and Pacific Capital U.S. Treasuries Cash Assets Trust (the "Treasuries Fund").

     Cash of investors may be invested in shares of each Fund as an alternative to idle funds, direct investments in savings deposits or short-term debt securities. Each Fund offers the opportunity to keep cash reserves fully invested and provides you with a professionally managed portfolio of money market instruments which may be more diversified, higher yielding, more stable and more liquid than you might be able to obtain on an individual basis. Through the convenience of an investment in shares of a Fund, you are also relieved of the inconvenience of making multiple direct investments, including the selection, purchasing and handling of various securities.

                 INVESTMENT OF THE FUNDS' ASSETS

     Each Fund's investment objective is as follows:

     The investment objective of the Cash Fund is to achieve a high level of current income, stability and liquidity for investors' cash assets by investing in a diversified portfolio of short-term "money market" securities meeting specific quality standards.

     The investment objective of the Tax-Free Fund is to provide safety of principal while achieving as high a level as possible of liquidity and of current income exempt from Federal and Hawaii income taxes. It seeks to attain this objective by investing primarily in municipal obligations, which have remaining maturities not exceeding one year, of Hawaii issuers or, if obligations of the desired quality, maturity and interest rate are not available, in similar obligations of non-Hawaii issuers.

     The investment objective of the Treasuries Fund is to provide safety of principal while achieving as high a level as possible of liquidity and of current income. It seeks to attain this objective by investing exclusively in short-term direct obligations of the United States Treasury with remaining maturities of one year or less, and certain repurchase agreements secured by U.S. Treasury obligations.

     There is no assurance that any Fund will achieve its objective, which is a fundamental policy of the Fund.

     In addition to the requirements of the Funds' management policies, all obligations and instruments purchased by any Fund must meet the requirements of Rule 2a-7 (the "Rule") of the Securities and Exchange Commission under the Investment Company Act of 1940 (the "1940 Act"). The provisions of the Rule that affect portfolio management are summarized under "Effect of the Rule on Portfolio Management," below. In brief, the Rule's provisions for quality, diversity and maturity require each Fund to limit its investments to those instruments which Pacific Century Trust, the Funds' investment adviser (the "Adviser"), determines (pursuant to procedures approved by the Board of Trustees) present minimal credit risks and which at the time of purchase are Eligible Securities. In general, the Rule defines as Eligible Securities those that at the time of purchase are rated in the two highest rating categories for short-term securities by any two of the nationally recognized statistical rating organizations ("NRSROs") or unrated securities determined by the Board of Trustees to be of comparable quality. See Appendix A to the Additional Statement for a description of the NRSROs and the factors considered by them in determining ratings. Eligible Securities so rated in the highest rating category (or unrated securities of comparable quality) are called "First Tier Securities"; all other Eligible Securities are called "Second Tier Securities." The Rule also requires that the dollar-weighted average maturity of each Fund's portfolio cannot exceed 90 days and that each Fund cannot purchase any security having a remaining maturity in excess of 397 days. The Rule also contains limits on the percentage of each Fund's assets that can be invested in the securities of any issuer. See "Effect of the Rule on Portfolio Management," below.

     Management Policies: Each Fund seeks to achieve its investment objective through investments in the types of instruments described in the management policies listed below. Except for policies designated as fundamental, shareholder approval is not required to change any of the foregoing management policies.

                THE CASH FUND AND ITS INVESTMENTS

Management Policies of the Cash Fund

     Under current management policies, the Cash Fund invests only in the following types of obligations:

     (1) U.S. Government Securities: Obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities; these obligations are referred to in this Prospectus as "U.S. Government Securities"; see "Information On
U.S. Government Securities" below.

     (2) Bank Obligations and Instruments Secured by Them: Bank obligations that are First Tier Securities including time deposits, certificates of deposit, bankers' acceptances and other bank (see below for definition) obligations, and which are (i) obligations of banks subject to regulation by the U.S. Government having total assets of at least $1.5 billion, which may be obligations issued by domestic banks, by foreign branches of such banks or by U.S. subsidiaries of foreign banks; (ii) obligations of any foreign bank having total assets equivalent to at least $1.5 billion; or (iii) obligations ("insured bank obligations") if such obligations are fully insured as to principal by the Federal Deposit Insurance Corporation; (see "Information on Insured Bank Obligations" in the Additional Statement); the Cash Fund may also invest in obligations secured by any obligations set forth in (i) or (ii) above if such investment meets the requirements of (6) below. (In this Prospectus and in the Additional Statement, a bank includes commercial banks, savings banks and savings and loan associations.)

     (3) Commercial Paper Obligations: Commercial paper obligations that are First Tier Securities; see "Effect of the Rule on Portfolio Management," below.

     (4) Corporate Debt Obligations: Corporate debt obligations (for example, bonds and debentures) which are First Tier Securities and which at the time of purchase have a remaining maturity of not more than 397 days. See "Effect of the Rule on Portfolio Management." See Appendix A to the Additional Statement for information about bond ratings.

     (5) Variable Amount Master Demand Notes: Variable amount master demand notes that are First Tier Securities and which are redeemable (and thus repayable by the borrower) at principal amount, plus accrued interest, at any time on not more than thirty days' notice. Variable amount master demand notes may or may not be backed by bank letters of credit. (Because variable amount master demand notes are direct lending arrangements between the lender and borrower, it is not generally contemplated that they will be traded, and there is no secondary market for them; see the Additional Statement for further information on these notes.) Variable amount master demand notes repayable in more than seven days are securities which are not readily marketable, and fall within the Cash Fund's overall 10% limitation on securities which are illiquid. (See the Additional Statement.)

     (6) Certain Other Obligations: Obligations other than those listed in 1 through 5 above if such other obligations are guaranteed as to principal and interest by either a bank in whose obligations the Cash Fund may invest (see 2 above) or a corporation in whose commercial paper the Cash Fund may invest (see 3 above). See "Effect of the Rule on Portfolio Management." If the Cash Fund invests more than 5% of its net assets in such other obligations, the Prospectus will be supplemented to describe them. See the Additional Statement.

     (7) Repurchase Agreements: The Cash Fund may purchase securities subject to repurchase agreements provided that such securities consist entirely of U.S. Government Securities or securities that, at the time the repurchase agreement is entered into, are rated in the highest rating category by the requisite NRSROs. Repurchase agreements may be entered into only with commercial banks or broker-dealers. Subject to the control of the Board of Trustees, the Adviser will regularly review the financial strength of all parties to repurchase agreements with the Cash Fund. (See "Repurchase Agreements" under the caption "Matters Applicable to All Funds" below.)

     (8) When-Issued or Delayed Delivery Securities: The Cash Fund may buy securities on a when-issued or delayed delivery basis; the securities so purchased are subject to market fluctuation and no interest accrues to the Cash Fund until delivery and payment take place; their value at the delivery date may be less than the purchase price. The Cash Fund may enter into when-issued commitments exceeding in the aggregate 15% of the market value of its total assets, less liabilities other than the obligations created by when-issued commitments. See the Additional Statement for further information.

Information On U.S. Government Securities

     U.S. Government Securities (i.e., obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities) include securities issued by the U.S. Government, which in turn include Treasury Bills (which mature within one year of the date they are issued) and Treasury Notes and Bonds (which are issued with longer maturities). All Treasury securities are backed by the full faith and credit of the United States.

     U.S. Government agencies and instrumentalities that issue or guarantee securities include, but are not limited to, the Farmers Home Administration, Federal Farm Credit System, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Housing Administration, Federal National Mortgage Association, Financing Corporation, Government National Mortgage Association, Resolution Funding Corporation, Small Business Administration, Student Loan Marketing Association and the Tennessee Valley Authority.

     Securities issued or guaranteed by U.S. Government agencies and instrumentalities are not always supported by the full faith and credit of the United States. Some, such as securities issued by the Federal Home Loan Banks, are backed by the right of the agency or instrumentality to borrow from the U.S. Treasury. Others, such as securities issued by the Federal National Mortgage Association, are supported only by the credit of the instrumentality and not by the U.S. Treasury. If the securities are not backed by the full faith and credit of the United States, the owner of the securities must look principally to the agency issuing the obligation for repayment and may not be able to assert a claim against the United States in the event that the agency or instrumentality does not meet its commitment. The Cash Fund will invest in government securities, including securities of agencies and instrumentalities, only if the Adviser (pursuant to procedures approved by the Board of Trustees) is satisfied that these obligations present minimal credit risks. See "Effect of the Rule on Portfolio Management" below for a discussion of the determination of minimal credit risks in connection with the purchase of portfolio securities.

Information On Foreign Bank Obligations

     Investments, which must be denominated in U.S. dollars, in foreign banks and foreign branches of United States banks involve certain risks in addition to those involved with investment in domestic banks. While domestic banks are required to maintain certain reserves and are subject to other regulations, such requirements and regulations may not apply to foreign branches of domestic banks. Investments in foreign banks and foreign branches of domestic banks may also be subject to other risks, including future political and economic developments, the possible imposition of withholding taxes on interest income, the seizure or nationalization of foreign deposits and the establishment of exchange controls or other restrictions.

Investment Restrictions of the Cash Fund

     The following restrictions on the Cash Fund's investments are fundamental policies and cannot be changed without approval of the shareholders of the Cash Fund.

     1. The Cash Fund has diversification and anti-concentration requirements.

     The Cash Fund cannot buy the securities of any issuer if it would then own more than 10% of the total value of all of the issuer's outstanding securities.

     The Cash Fund cannot buy the securities (not including U.S. Government Securities) of any issuer if more than 5% of its total assets (valued at market value) would then be invested in securities of that issuer. In addition, the Rule limits investment in Second Tier Securities to 5% of the Cash Fund's assets in the aggregate, and to no more than the greater of 1% of the Cash Fund's assets or $1,000,000 in the securities of any one issuer.

     The Cash Fund cannot buy the securities of issuers in any one industry if more than 25% of its total assets would then be invested in securities of issuers in that industry (see the Additional Statement); U.S. Government Securities and those domestic bank obligations and instruments of domestic banks which the Cash Fund may purchase (see "Investment of the Funds' Assets") are considered as not included in this limit; however, obligations of foreign banks and of foreign branches of domestic banks are considered as included in this limit.

     2. The Cash Fund can make loans only by lending securities or entering into repurchase agreements.

     The Cash Fund can buy those debt securities which it is permitted to buy (see "Investment of the Funds' Assets"); this is investing, not making a loan. The Cash Fund can lend its portfolio securities on a collateralized basis up to 10% of the value of its total assets to specified borrowers (broker-dealers, banks and certain other financial institutions) to increase its income (see the Additional Statement) and enter into repurchase agreements (see "Repurchase Agreements" above). The Cash Fund may be considered as the beneficial owner of the loaned securities in that any gain or loss in their market price during the loan inures to the Cash Fund and its shareholders; thus, when the loan is terminated, the value of the securities may be more or less than their value at the beginning of the loan.

     3. The Cash Fund can borrow only in limited amounts for special purposes.

     The Cash Fund can borrow from banks for temporary or emergency purposes but only up to 10% of its total assets. It can mortgage or pledge its assets only in connection with such borrowing and only up to the lesser of the amounts borrowed or 5% of the value of its total assets. Interest on borrowings would reduce the Cash Fund's income. The Cash Fund will not purchase any securities while it has any outstanding borrowings which exceed 5% of the value of its assets. Except in connection with borrowings, the Cash Fund will not issue senior securities.

              THE TAX-FREE FUND AND ITS INVESTMENTS

Management Policies of the Tax-Free Fund

     The Tax-Free Fund invests primarily in Municipal Obligations (as defined below). Under current management policies, it invests only in Municipal Obligations and in shares of investment companies with money market portfolios consisting only of Municipal Obligations, except for certain temporary investments in taxable obligations described below ("Taxable Obligations").

Information about the Tax-Free Fund's Municipal Obligations

     As used in this Prospectus and the Additional Statement, the term "Municipal Obligations" means obligations with maturities of 397 days or less paying interest which, in the opinion of bond counsel or other appropriate counsel, is exempt from regular Federal income taxes. "Hawaiian Obligations" are Municipal Obligations, including those of certain non-Hawaii issuers, paying interest which, in the opinion of bond counsel or other appropriate counsel, is also exempt from Hawaii state income taxes. The non-Hawaiian bonds or other obligations the interest on which is exempt from Hawaii state income tax under present law are the bonds or other obligations issued by or under the authority of Guam, the Northern Mariana Islands, Puerto Rico and the Virgin Islands. If Hawaiian Obligations of the desired quality, maturity and interest rate are not available, the Tax-Free Fund will invest in other Municipal Obligations.

     Although the portion of dividends of the Tax-Free Fund paid from interest on Hawaiian Obligations will be free of Hawaii state income tax, that paid from interest on other Municipal Obligations will not. Since it is not possible to predict the extent to which suitable Hawaiian Obligations will be available for investment, the Tax-Free Fund has no investment restriction limiting the proportion of its portfolio which it may invest in other Municipal Obligations. See "Dividend and Tax Information."

     Although exempt from regular Federal income tax, interest paid on certain types of Municipal Obligations, and dividends which the Tax-Free Fund might pay from this interest, are preference items as to the Federal alternative minimum tax. As a fundamental policy, at least 80% of the Tax-Free Fund's net assets will be invested in Municipal Obligations the income paid upon which will not be subject to the alternative minimum tax; accordingly, the Tax-Free Fund can invest the rest of its assets in obligations which are subject to the Federal alternative minimum tax. The Tax-Free Fund may refrain entirely from purchasing these types of Municipal Obligations. For further information, see "Dividend and Tax Information."

     Municipal Obligations are debt obligations issued by or on behalf of states, cities, municipalities and other public authorities. Such obligations include:

Municipal Bonds

     Municipal bonds generally have a maturity at the time of issuance of up to 30 years. The Tax-Free Fund can invest in municipal bonds which are Eligible Securities and which at the time of purchase have a remaining maturity of not more than 397 days. See "Effect of the Rule on Portfolio Management." See Appendix A to the Additional Statement for information about bond ratings.

Municipal Notes

     Municipal notes generally have maturities at the time of issuance of three years or less. The Tax-Free Fund's investments in municipal notes are limited to notes which at the time of purchase have a remaining maturity of not more than 397 days and which are Eligible Securities. See "Effect of the Rule on Portfolio Management." See Appendix A to the Additional Statement for information about bond ratings. These notes are generally issued in anticipation of the receipt of tax funds, of the proceeds of bond placements or of other revenues. The ability of an issuer to make payments is therefore dependent on these tax receipts, proceeds from bond sales or other revenues, as the case may be.

Municipal Commercial Paper

     Municipal commercial paper is a debt obligation with a stated maturity of 397 days or less that is issued to finance seasonal working capital needs or as short-term financing in anticipation of longer-term debt. The Tax-Free Fund may invest in municipal commercial paper obligations that are Eligible Securities; see "Effect of the Rule on Portfolio Management," below.

Other Information About Municipal Obligations

     From time to time the Tax-Free Fund may invest 25% or more of its assets in Municipal Obligations that are related in such a way that an economic, business or political development or change affecting one of these obligations would also affect the other obligations, for example, Municipal Obligations the interest on which is paid from revenues of similar type projects or Municipal Obligations whose issuers are located in the same state.

     The taxable market is a broader and more liquid market with a greater number of investors, issuers and market makers than the market for Municipal Obligations. The more limited marketability of Municipal Obligations may make it difficult in certain circumstances to dispose of large investments advantageously. In general, Municipal Obligations are also subject to credit risks such as the loss of credit ratings or possible default. In addition, certain Municipal Obligations might lose tax-exempt status in the event of a change in the tax laws.

Information about the Temporary Taxable Investments the Tax-Free
Fund May Make

     The Tax-Free Fund may invest the proceeds of the sale of shares or the sale of Municipal Obligations in Taxable Obligations pending investment in Municipal Obligations. The Tax-Free Fund may also enter into repurchase agreements as to Taxable Obligations. (See "Repurchase Agreements" below.) As a fundamental policy, under normal market conditions the Tax-Free Fund may not purchase Taxable Obligations if thereafter more than 20% of its net assets would consist of such obligations or cash, except for temporary defensive purposes, i.e., in anticipation of a decline or possible decline in the value of Municipal Obligations. Purchase of Taxable Obligations is subject to certain specific diversification tests under the Rule. See "Effect of the Rule on Portfolio Management," below.

     Under current management policies the Taxable Obligations which the Tax-Free Fund may purchase are obligations maturing in 397 days or less from the date of purchase by the Tax-Free Fund and which are:

     Obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities ("U.S. Government Obligations"); see the Additional Statement for further information; commercial paper obligations that are First Tier Securities; see "Effect of the Rule on Portfolio Management," below; and bank obligations that are First Tier Securities including time deposits, certificates of deposit, bankers' acceptances and other bank (see below for definition) obligations, and which are (i) obligations of banks subject to regulation by the U.S. Government having total assets of at least $1.5 billion, which may be obligations issued by domestic banks, by foreign branches of such banks or by U.S. subsidiaries of foreign banks; or (ii) obligations ("insured bank obligations") that are fully insured as to principal by the Federal Deposit Insurance Corporation (see "Information on Insured Bank Obligations" in the Additional Statement). (In this Prospectus and in the Additional Statement, the term bank includes commercial banks, savings banks and savings and loan associations.)

Floating and Variable Rate Instruments

     Certain of the obligations that the Tax-Free Fund may purchase have a floating or variable rate of interest. These obligations bear interest at rates that are not fixed, but vary with changes in specified market rates or indices, such as the Prime Rate, or at specified intervals. Certain of these obligations may carry a demand feature that would permit the holder to tender them back to the issuer at par value prior to maturity. The Tax-Free Fund may invest in floating and variable rate obligations even if they carry stated maturities in excess of 397 days, if under the provisions of the Rule for determining the maturity, the maturity of the instrument so determined is less than 397 days. See "Effect of the Rule on Portfolio Management," below. The Tax-Free Fund will limit its purchases of floating and variable rate obligations to those which at the time of purchase are Eligible Securities. On an ongoing basis, the Adviser will monitor the ability of an issuer of a demand instrument to pay principal and interest on demand. The Tax-Free Fund's right to obtain payment at par on a demand instrument could be affected by events occurring between the date the Tax-Free Fund elects to demand payment and the date payment is due that may affect the ability of the issuer of the instrument to make payment when due, except when such demand instrument permits same day settlement. To facilitate settlement, these same day demand instruments may be held in book entry form at a bank other than the Tax-Free Fund's custodian subject to a sub-custodial agreement approved by the Tax-Free Fund between that bank and the Tax-Free Fund's custodian.

     To the extent that floating and variable rate instruments without demand features are not readily marketable, they will be subject to the investment restriction that the Tax-Free Fund may not invest an amount equal to more than 10% of the current value of its net assets in securities that are illiquid.

Certain Put Rights

     The Tax-Free Fund may enter into put transactions with commercial banks with respect to obligations held in its portfolio. The Tax-Free Fund does not intend to enter into put transactions with broker-dealers, and in no event would it do so, except as permitted under the 1940 Act.

     The right of the Tax-Free Fund to exercise a put is unconditional and unqualified. A put is not transferable by the Tax-Free Fund, although the Tax-Free Fund may sell the underlying securities to a third party at any time. If necessary and advisable, the Tax-Free Fund may pay for certain puts either separately in cash or by paying a higher price for portfolio securities that are acquired subject to such a put (thus reducing the yield to maturity otherwise available for the same securities).

     The Tax-Free Fund may enter into puts with banks or broker-dealers that, in the opinion of the Adviser, present minimal credit risks. The ability of the Tax-Free Fund to exercise a put will depend on the ability of the bank or broker-dealer to pay for the underlying securities at the time the put is exercised. In the event that a bank or broker-dealer should default on its obligation to repurchase an underlying security, the Tax-Free Fund might be unable to recover all or a portion of any loss sustained from having to sell the security elsewhere.

     The Tax-Free Fund may enter into certain puts solely to maintain liquidity and will not exercise its rights thereunder for trading purposes. The puts will be only for periods substantially less than the life of the underlying security. The acquisition of a put will not affect the valuation by the Tax-Free Fund of the underlying security. The actual put will be valued at zero in determining net asset value. Where the Tax-Free Fund pays directly or indirectly for a put, its cost will be reflected as an unrealized loss for the period during which the put is held by the Tax-Free Fund and will be reflected in realized gain or loss when the put is exercised or expires. If the value of the underlying security increases, the potential for unrealized or realized gain is reduced by the cost of the put. The maturity of a Municipal Obligation purchased by the Tax-Free Fund will not be considered shortened by any such put to which the obligation is subject.

     The Rule has a number of provisions affecting puts. With respect to 75% of the total assets of the Tax-Free Fund, the 5% diversification requirement is applicable. (See "Effect of the Rule on Portfolio Management.")

When-Issued Securities

     The Tax-Free Fund may purchase Municipal Obligations on a when-issued basis, in which case delivery and payment normally take place within 45 days after the date of the commitment to purchase. The Tax-Free Fund will only make commitments to purchase Municipal Obligations on a when-issued basis with the intention of actually acquiring the securities, but may sell them before the settlement date if it is deemed advisable. Any gains realized in such sales would produce taxable income. The when-issued securities are subject to market fluctuation and no income accrues to the purchaser prior to issuance. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment. For purposes of determining the Tax-Free Fund's weighted-average maturity, the maturity of a when-issued security is calculated from its commitment date. Purchasing municipal securities on a when-issued basis is a form of leverage and can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself, in which case there could be an unrealized loss in the value of the investment at the time of delivery.

     The Tax-Free Fund will establish a segregated account with its Custodian in which it will maintain liquid assets in an amount at least equal in value to the Tax-Free Fund's commitments to purchase when-issued securities. If the value of these assets declines, the Tax-Free Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

Repurchase Agreements

     The Tax-Free Fund may purchase securities subject to repurchase agreements provided that such securities are listed above under "The Tax-Free Fund And Its Investments"; it is the Tax-Free Fund's current policy to use for repurchase agreements only collateral that consists entirely of U.S. Government securities or securities that, at the time the repurchase agreement is entered into, are rated in the highest rating category by the requisite NRSROs. (See "Effect of the Rule on Portfolio Management.") Repurchase agreements may be entered into only with commercial banks or broker-dealers. The Adviser, under the supervision of the Board of Trustees, will regularly review the financial strength of all parties to repurchase agreements with the Tax-Free Fund. (See "Repurchase Agreements" under the caption "Matters Applicable to All The Funds" below.)

Loans of Portfolio Securities

     The Tax-Free Fund can lend its portfolio securities on a collateralized basis up to 10% of the value of its total assets to specified borrowers (brokers, dealers and certain financial institutions) to increase its income (see the Additional Statement) and enter into repurchase agreements (see "Repurchase Agreements" above). The Tax-Free Fund may be considered as the beneficial owner of the loaned securities in that any gain or loss in their market price during the loan inures to the Tax-Free Fund and its shareholders; thus, when the loan is terminated, the value of the securities may be more or less than their value at the beginning of the loan.

Shares of Investment Companies

     The Tax-Free Fund may purchase shares of investment companies with money market portfolios consisting only of Municipal Obligations if such investment companies meet the requirements of the Rule (see "Effect of the Rule on Portfolio Management" below). It will not purchase shares of an investment company which imposes a sales or redemption charge of any sort; however, an investment company in which the Tax-Free Fund invests may have a distribution plan under which it may pay for distribution expenses or services. The Tax-Free Fund will purchase shares only of investment companies with high-quality portfolios, which the Adviser, pursuant to procedures approved by the Board of Trustees, determines present minimal credit risks. Such investments will ordinarily be made to provide additional liquidity and at the same time to earn higher yields than are usually associated with the overnight or short-term obligations in which the Tax-Free Fund might otherwise invest for this purpose. While higher yields than those of alternative investments may be obtainable, these yields will reflect management fees and operating and distribution expenses of the investment companies and will result in duplication of management fees with respect to assets of the Tax-Free Fund so invested. The Tax-Free Fund may not invest in the shares of investment companies if immediately thereafter it has invested more than 10% of the value of its total assets in such companies or more than 5% of the value of its total assets in any one such company; it may not invest in such a company if immediately thereafter it owns more than 3% of the total outstanding voting stock of such a company.

Other Information About the Tax-Free Fund and its Investments

     To the extent the ratings given by the NRSROs may change as a result of changes in such organizations or their rating systems, but not as a result of the downgrading of any security held by the Tax-Free Fund or any issuer the securities of which are held by the Tax-Free Fund, it will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in this Prospectus and in the Additional Statement. The ratings of the NRSROs are more fully described in the Appendix to the Additional Statement.

     The Tax-Free Fund is a non-diversified investment company under the 1940 Act. See "Diversity under the 1940 Act" under
"General Information" below.

Risk Factors and Special Considerations
Regarding Investment in Hawaiian Obligations

     The following is a discussion of the general factors that might influence the ability of Hawaiian issuers to repay principal and interest when due on the Hawaiian Obligations contained in the portfolio of the Tax-Free Fund. Such information is derived from sources that are generally available to investors and is believed by the Tax-Free Fund to be accurate, but has not been independently verified and may not be complete.

     As of the date of this Prospectus, economic data available indicate that the real Gross State Product growth for 1996 was 1.0%, slightly lower than the 1.3% that was projected in 1995. Although total employment continues to contract, it is anticipated that most downsizing has been completed, and that there will be minor job growth of 0.0-0.5% in 1997. Although some local companies have left the State, other substantial organizations have indicated interest in new Hawaiian operations. The State of Hawaii Convention Center is nearing completion with a projected opening date in mid-1998.

     Local economic sources expect that the deflationary trend, apparent in 1995, has continued through 1996. Retailers have kept retail prices down and the Honolulu Consumer Price Index is projected to remain at the current 2.2% annual rate. Rents have dropped as more rental inventory builds up and property valuations remain soft, both in the residential and commercial sectors. State tax credits for hotel renovations will provide incentives to modernize and improve competitiveness while providing a stimulus to the construction industry.

     In 1996, tourism, the State's principal industry, increased by 3.6% over 1995 to 6.8 million visitors for the year. Eastbound visitors accounted for the majority of the increase, attributable in part to the introduction of direct flights to Kona from Japan. Trends indicate that tourism as the State's major export industry, will continue to improve in 1997.

     Uncertainties regarding sovereignty and privatization of government contracts will be outstanding issues that will have significant impact over the long term for the State. Limited revenue growth and the need to reduce expenditures will continue to be of paramount concern for the State government. The Hawaii legislature recently approved a $1 billion capital improvement program to stimulate the economy through construction spending. The attendant accelerated issuance of debt to fund the program at a time when revenue growth has remained stagnant prompted Standard & Poor's to downgrade the State's General Obligation debt from AA to A+. Moody's rates the State's debt as AA3, which is at the lowest end of the AA range.

Investment Restrictions of the Tax-Free Fund

     The following restrictions on the Tax-Free Fund's investments are fundamental policies and cannot be changed without approval of the shareholders of the Tax-Free Fund.

     1. The Tax-Free Fund has diversification and anti-concentration requirements.

     The Tax-Free Fund cannot buy the securities of issuers in any one industry if more than 25% of its total assets would then be of issuers in that industry; Municipal Obligations, U.S. Government Obligations and those bank obligations and instruments of domestic banks which the Fund may purchase (see "Investment of the Fund's Assets") are considered as not included in this limit, except that the Fund will consider that a non-governmental user of facilities financed by industrial development bonds is an issuer in an industry.

     2. The Tax-Free Fund can make loans only by lending securities or entering into repurchase agreements.

     The Tax-Free Fund can buy those debt securities which it is permitted to buy (see "Investment of the Funds' Assets"); this is investing, not making a loan. The Tax-Free Fund can lend its portfolio securities (see "Loans of Portfolio Securities" above) and enter into repurchase agreements (See "Repurchase Agreements" above).

     3. The Tax-Free Fund can borrow only in limited amounts for special purposes.

     The Tax-Free Fund can borrow from banks for temporary or emergency purposes but only up to 10% of its total assets. It can mortgage or pledge its assets only in connection with such borrowing and only up to the lesser of the amounts borrowed or 5% of the value of its total assets. Interest on borrowings would reduce the Fund's income. The Tax-Free Fund will not purchase any securities while it has any outstanding borrowings which exceed 5% of the value of its total assets.

             THE TREASURIES FUND AND ITS INVESTMENTS

Management Policies of the Treasuries Fund

     The Treasuries Fund invests only in short-term direct obligations of the United States Treasury with remaining maturities of one year or less, and certain repurchase agreements secured by U.S. Treasury obligations. The Treasuries Fund will not invest in other obligations issued or guaranteed by agencies or instrumentalities of the United States Government. Shares of the Treasuries Fund are not guaranteed or insured by the United States Government.

U. S. Treasury Obligations

     The U.S. Treasury issues various types of marketable securities, consisting of bills, notes, bonds, and certificates of indebtedness, which are all direct obligations of the U.S. Government backed by its "full faith and credit" and which differ primarily in the length of their maturity. U.S. Treasury bills, which have a maturity of up to one year, are the most frequently issued marketable U.S. Government security. The Fund may also invest in separately traded principal and interest components of securities issued by the United States Treasury. The principal and interest components of selected securities are traded independently under the Separate Trading of Registered Interest and Principal of Securities program ("STRIPS"). Under the STRIPS program, the principal and interest components are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts independently.

     The investment by the Treasuries Fund in such short-term direct obligations of the U.S. Treasury may result in a lower yield than a policy of investing in other types of instruments, and therefore the yield of the Treasuries Fund may be lower, for example, than the yield of another of the Trust's portfolios, the Cash Fund, which invests in taxable money market obligations of a broader range of issuers.

Repurchase Agreements

     The Treasuries Fund may purchase securities subject to repurchase agreements provided that such securities are obligations of the U.S. Treasury. Repurchase agreements may be entered into only with commercial banks or broker-dealers. Subject to the control of the Board of Trustees, the Adviser will regularly review the financial strength of all parties to repurchase agreements with the Treasuries Fund. (See "Repurchase Agreements" under the caption "Matters Applicable to All The Funds" below.)

Other Information about the Treasuries Fund's Investments

     Additional Management Policy as to Rating. In addition to the foregoing management policies, as a non-fundamental policy, the Treasuries Fund will purchase only those issues that will enable it to achieve and maintain the highest rating for a mutual fund by two NRSROs. There is no assurance that it will be able to maintain such rating. As a result of this policy, the range of obligations in which the Treasuries Fund can invest is reduced and the yield obtained on such obligations may be less than would be the case if this policy were not in force.

Investment Restrictions of the Treasuries Fund

     The following restrictions on the Treasuries Fund's investments are fundamental policies and cannot be changed without approval of the shareholders of the Treasuries Fund.

     1. The Treasuries Fund can make loans only by lending securities or entering into repurchase agreements.

     The Treasuries Fund can buy those debt securities which it is permitted to buy (see "Investment of the Funds' Assets"); this is investing, not making a loan. The Treasuries Fund can lend its portfolio securities on a collateralized basis up to 10% of the value of its total assets to specified borrowers (broker-dealers, banks and certain other financial institutions) to increase its income (see the Additional Statement) and enter into repurchase agreements (see "Repurchase Agreements" above). The Treasuries Fund may be considered as the beneficial owner of the loaned securities in that any gain or loss in their market price during the loan inures to the Treasuries Fund and its shareholders; thus, when the loan is terminated, the value of the securities may be more or less than their value at the beginning of the loan.

     2. The Treasuries Fund can borrow only in limited amounts for special purposes.

     The Treasuries Fund can borrow from banks for temporary or emergency purposes but only up to 10% of its total assets. It can mortgage or pledge its assets only in connection with such borrowing and only up to the lesser of the amounts borrowed or 5% of the value of its total assets. Interest on borrowings would reduce the Treasuries Fund's income. The Treasuries Fund will not purchase any securities while it has any outstanding borrowings which exceed 5% of the value of its assets. Except in connection with borrowings, the Treasuries Fund will not issue senior securities.

Portfolio Matters Applicable to All Funds

     (In the material below, the text in bold does not apply to the Treasuries Fund.)

Repurchase Agreements

     Under a repurchase agreement, at the time a Fund purchases a security, the Fund also resells it to the seller and must deliver the security (or securities substituted for it) to the seller on an agreed-upon date in the future. (The securities so resold or substituted are referred to herein as the "Resold Securities.") The resale price is in excess of the purchase price in that it reflects an agreed-upon market interest rate effective for the period of time during which the Fund's money is invested in the Resold Securities. The majority of these transactions run from day to day, and the delivery pursuant to the resale typically will occur within one to five days of the purchase.

     Repurchase agreements can be considered as loans "collateralized" by the Resold Securities, such agreements being defined as "loans" in the 1940 Act. The return on such "collateral" may be more or less than that from the repurchase agreement. The Resold Securities under any repurchase agreement will be marked to market every business day so that the value of the "collateral" is at least equal to the resale price provided in the agreement, including the accrued interest earned thereon, plus sufficient additional market value as is considered necessary to provide a margin of safety. During the term of the repurchase agreement, the Fund or its custodian or sub-custodian either has actual physical possession of the Resold Securities or, in the case of a security registered in a book entry system, the book entry is maintained in the name of the Fund or its custodian. The Fund retains an unqualified right to possess and sell the Resold Securities in the event of a default by the other party.

     In the event of bankruptcy or other default by the other party, there may be possible delays and expenses in liquidating the Resold Securities, decline in their value and loss of interest. If the maturity of the Resold Securities is such that they cannot be owned by the Fund under the applicable provisions of the Rule they will have to be sold, which could result in a loss. See "Effect of the Rule on Portfolio Management."

Limitation of 10% As To Certain Investments

     Due to their possible limited liquidity, no Fund may make certain investments if thereafter more than 10% of its net assets would consist of such investments. The investments included in this 10% limit are (i) repurchase agreements maturing in more than seven days; (ii) fixed time deposits subject to withdrawal penalties other than overnight deposits; (iii) restricted securities, i.e., securities which cannot freely be sold for legal reasons (which the Funds do not expect to own); (iv) securities for which market quotations are not readily available; and (v) insured bank obligations unless the Board of Trustees determines that a readily available market exists for such obligations. However, this 10% limit does not include any obligations payable at principal amount plus accrued interest on demand or within seven days after demand.

Factors Which May Affect the Value
of the Funds' Investments and Their Yields

     The value of the obligations and instruments in which the Funds invest will fluctuate depending in large part on changes in prevailing interest rates. If the prevailing interest rates go up after a Fund buys a security, the value of the security may go down; if these rates go down, the value of the security may go up. Changes in value and yield based on changes in prevailing interest rates may have different effects on short-term obligations than on long-term obligations. Long-term obligations (which often have higher yields) may fluctuate in value more than short-term ones.

Portfolio Transactions

     Each Fund will seek to obtain the best net price and the most favorable execution of orders. Purchases will be made directly from issuers or from underwriters, dealers or banks which specialize in the types of securities invested in by the Fund. As most purchases made by the Funds are principal transactions at net prices, the Funds incur little or no brokerage costs. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter and purchases from dealers may include the spread between the bid and the asked price. If the execution and price offered by more than one dealer are comparable, the order may be allocated to a dealer which has provided research advice, such as information on particular companies and industries and market, economic and institutional activity. By allocating transactions to obtain research services, the Funds enable the Adviser to supplement its own research and analyses with the views and information of other securities firms. Such research services, whether or not useful to the Funds, may be useful to other accounts managed by the Adviser or its affiliates.

Effect of the Rule on Portfolio Management

     Under "Investment of the Funds' Assets" above immediately following the investment objectives of the Funds, there is a brief description of Rule 2a-7 (the "Rule") of the Securities and Exchange Commission under the 1940 Act.

     As money market funds, the Funds operate under the Rule, which allows the Funds to use the "amortized cost" method of valuing their securities and which contains certain risk limiting provisions, including requirements as to maturity, quality and diversification of each Fund's portfolio. Some of the most important aspects of the Rule are described below.

     Under the Rule, each Fund must limit its investments to those instruments which are denominated in U.S. dollars, which are determined by the Board of Trustees to present minimal credit risks, and which, at the time of purchase, are Eligible Securities. In accordance with the Rule, the Board of Trustees has adopted investment procedures and has approved investment policies pursuant to which all investment determinations have been delegated to the Adviser, under the direction and control of the Board of Trustees, except for those matters for which the Rule requires Board determination.

     In general, the Rule defines as Eligible Securities those that at the time of purchase are rated in the two highest rating categories for short-term securities by any two of the NRSROs or, if unrated, are determined by the Board of Trustees to be of comparable quality. Eligible Securities so rated in the highest rating category (and unrated securities determined by the Board of Trustees to be of comparable quality) are called "First Tier Securities"; all other Eligible Securities are called "Second Tier Securities." Eligible Securities can in some cases include securities rated by only one NRSRO and unrated obligations that are determined by the Board of Trustees to be of comparable quality to rated securities. A security that was long-term when issued must, at the time of purchase by a Fund, either have a short-term rating such that it is an Eligible Security or be comparable in priority and security to a rated short-term obligation of the same issuer that is an Eligible Security or, if the issuer has no short-term rating (and does not have a long-term rating from any NRSRO below the highest rating), be determined by the Board of Trustees to be of comparable quality to rated securities the Fund could purchase. Purchase of any security rated by only one NRSRO and purchase of any unrated security (except U.S. Government Securities) must be ratified by the Board of Trustees; in the case of the Tax-Free Fund, this requirement applies only to taxable securities.

     As to the Cash Fund and the taxable securities of the Tax-Free Fund, the Rule requires (with limited exceptions) that immediately after purchase of any security, a Fund have invested not more than 5% of its assets in the securities of any one issuer, and provides that a Fund cannot have more than 5% of its assets in the aggregate invested in Second Tier Securities, nor more than the greater of 1% of its assets or $1,000,000 invested in Second Tier Securities of any single issuer. (In general, the Tax-Free Fund does not intend to own Second Tier Securities.) The Rule has specific provisions relating to determinations of the eligibility of certain types of instruments such as repurchase agreements and instruments subject to a demand feature. It also has specific provisions for determining the issuer of a security for purposes of compliance with the diversification requirements.

     Generally, under the Rule, the maturity of an instrument is considered to be its stated maturity (or in the case of an instrument called for redemption, the date on which the redemption payment must be made). There are special rules for determining the maturity of certain kinds of instruments. The Rule contains provisions as to the maturity of variable rate and floating rate instruments. Repurchase agreements and securities loan agreements are, in general, treated as having a maturity equal to the period remaining until they can be executed.

     The Rule has provisions requiring specific actions whenever the rating of a portfolio security is downgraded. Generally, these actions include a prompt reassessment by the Board of Trustees of the credit risks associated with such a security. In general, the Rule mandates prompt sale or other disposition, e.g., by exercising a demand for payment, in certain cases, such as when a security ceases to be an Eligible Security, no longer presents minimal credit risks or suffers a financial default.

Fundamental Policies

     Each Fund has a number of policies about what it can and cannot do. Certain of these policies, identified in the Prospectus and Additional Statement as "fundamental policies," cannot be changed unless the holders of a "majority," as defined in the 1940 Act, of the Fund's outstanding shares vote to change them. (See the Additional Statement for a definition of such a majority.) All other policies can be changed from time to time without shareholder approval. Some of the more important of each Fund's fundamental policies, not otherwise identified in the Prospectus, are described above; others are listed in the Additional Statement.

                    NET ASSET VALUE PER SHARE

     The net asset value per share for each class of each Funds' shares is determined as of 4:00 p.m. New York time on each day that the New York Stock Exchange and the Custodian are open (a "Business Day") by dividing the value of the net assets of allocable to each class of each Fund (i.e., the value of the assets less liabilities, exclusive of surplus)by the total number of shares of each class of each Fund outstanding.

     The net asset value per share will normally remain constant at $1.00 per share except under extraordinary circumstances; see the Additional Statement for a discussion of the extraordinary circumstances which could result in a change in this fixed share value. The net asset value per share is based on a valuation of each Fund's investments at amortized cost; see the Additional Statement.

     The New York Stock Exchange is normally not open on the following days: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, that Exchange may close on other days. In addition, the Custodian is not open on Columbus Day and Veterans Day.

                   HOW TO INVEST IN THE FUNDS

     Each Fund's Service Shares are sold on a continuous basis at the net asset value next determined after an order is entered and deemed effective. There is no sales charge. The minimum initial investment is $1,000 in the Service Shares of a Fund. Subsequent investments may be in any amount. Aquila Distributors, Inc. (the "Distributor") is the exclusive Distributor of the Funds' shares. The Distributor sells shares only for purchase orders received.

Opening an Account

     To open a new Service Shares account directly with any Fund, you must send a properly completed Application to PFPC Inc.
(the "Agent"). Redemption of Service Shares purchased directly by wire payment will not be honored until a properly completed Application has been received by the Agent.

     Initial investments in Service Shares may be made in any of these three ways:

     1. By Mail. Payment may be made by check, money order, Federal Reserve Draft or other negotiable bank draft drawn in United States dollars on a United States commercial or savings bank or credit union (each of which is a "Financial Institution") payable to the order of Pacific Capital Cash Assets Trust, Pacific Capital Tax-Free Cash Assets Trust or Pacific Capital U.S. Treasuries Cash Assets Trust, as the case may be, and mailed to:

     (Specify the name of the Fund)
     PFPC Inc.
     400 Bellevue Parkway
     Wilmington, DE 19809

     2. By Wire. Payment may be wired in Federal funds (monies credited to a bank's account with a Federal Reserve Bank) to PNC
Bank, NA.

     To insure prompt and proper crediting to your account, if you choose this method of payment you should first telephone the Agent (800-255-2287 toll free) and then instruct your bank to wire funds as indicated below for the appropriate Fund:

the Cash Fund:

     PNC BANK, NA
     Philadelphia, PA
     ABA #0310-0005-3
     Account #85-0216-4589
     FFC: Pacific Capital Cash Assets Trust - Service Shares

the Tax-Free Fund:

     PNC BANK, NA
     Philadelphia, PA
     ABA #0310-0005-3
     Account #85-0216-4626
     FFC: Pacific Capital Tax-Free Cash Assets Trust - Service
     Shares

the Treasuries Fund:

     PNC BANK, NA
     Philadelphia, PA
     ABA #0310-0005-3
     Account #85-0216-4714
     FFC: Pacific Capital U.S. Treasuries Cash Assets Trust -
     Service Shares

     In each case please provide account name(s) and number (if an existing account) or the name(s) in which the investment is to be registered (if a new account).

     Your bank may impose a charge for wiring funds.

     3. Through Brokers. If you wish, you may invest in a Fund by purchasing Service Shares through registered broker-dealers.

     There is no sales or service charge imposed by any Fund on purchases of Service Shares, although financial intermediaries may make reasonable charges to their customers for their services. The services to be provided and the fees therefor are established by each financial intermediary acting independently; financial intermediaries may also determine to establish, as to accounts serviced by them, higher initial or subsequent investment requirements than those required by the Funds. Financial intermediaries are responsible for prompt transmission of orders placed through them.

     The Bank of Hawaii, the parent of the Adviser, offers an arrangement whereby its customers may invest in Service Shares of any Fund by establishing a "sweep account" with the Bank, which connects an FDIC-insured Bank of Hawaii checking account with a brokerage account provided through Pacific Century Investment Services, a subsidiary of the Bank of Hawaii. When money is transferred out of your checking account for investment in any of the Funds, it is no longer covered by FDIC insurance. Other banks or broker-dealers may offer a similar facility for automatic investment of account balances in Service Shares of the Funds. Because of the special arrangements for automated purchases and redemptions of Service Shares that sweep accounts involve, certain options or other features described in this Prospectus (such as alternative purchase and redemption procedures, dividend and distribution arrangements or share certificates) may not be available to persons investing through such accounts. Investments through a sweep account are governed by the terms and conditions of the account (including fees and expenses associated with the account), which are typically set forth in agreements and accompanying disclosure statements used to establish the account. You should review copies of these materials before investing in a Fund through a sweep account.

Additional Investments

     If you invest in a Fund directly, rather than through a financial intermediary, you may make additional investments in Service Shares in any amount after an account has been established by mailing directly to the Agent a check, money order or other negotiable bank draft made payable to the Fund, or by wiring funds as described above. In each case you should indicate your name and account number to insure prompt and proper crediting of your account. The pre-printed stub attached to each Fund's confirmations is provided as a convenient identification method to accompany additional investments made by mail. You may also make subsequent investments of $50 or more using electronic funds transfers from your demand account at a Financial Institution if it is a member of the Automated Clearing House and if the Agent has received a completed Application designating this feature, or, after your account has been opened, a Ready Access Features form available from the Distributor or the Agent. A pre-determined amount can be regularly transferred for investment ("Automatic Investment") or single investments can be made upon receipt by the Agent of telephone instructions from anyone ("Telephone Investment"). The maximum amount of each Telephone Investment is $50,000. Upon 30 days' written notice to shareholders, the Funds may modify or terminate these investment methods at any time or charge a service fee, although no such fee is currently contemplated.

     If you make additional investments in Service Shares through an account with a financial intermediary, the procedures for such investments will be those provided in connection with the account rather than the foregoing.

When Shares Are Issued and Dividends Are Declared On Them

     There are three methods as to when Service Shares are issued. Under each method, shares are issued at the net asset value per share next determined after the purchase order is effective, as discussed below. Under each method, the Application must be properly completed and have been received and accepted by the Agent; each Fund or the Distributor may also reject any purchase order for shares of that Fund. Under each method, Federal funds (see above) must either be available to the Fund in question or the payment thereof must be guaranteed to the Fund so that the Fund can be as fully invested as practicable.

     The first method under which Service Shares are issued involves ordinary investments. Under this method, payments transmitted by wire in Federal funds and payments made by Federal Reserve Draft received prior to 4:00 p.m. New York time on any Business Day will be invested (i.e., the purchase order will be effective) at the net asset value per Service Share determined as of 4:00 p.m. on that day; if either such type of payment is received after that time, the purchase order will be effective as of 4:00 p.m. on the next Business Day. Wire payments not in Federal funds will normally be converted into Federal funds on the next Business Day and the purchase order will be effective as of 4:00 p.m. on such next day. Payments transmitted by check will normally be converted to Federal funds by the Agent, as your agent, within two Business Days for checks drawn on a member bank of the Federal Reserve System, and longer for most other checks, and the purchase orders will be effective as of 4:00 p.m. on that day, if it is a Business Day, and otherwise at 4:00 p.m. on the next Business Day after such conversion. All checks are accepted subject to collection at full face value in United States funds and must be drawn in United States dollars on a United States bank; if not, shares will not be issued. Purchases by Automatic Investment and Telephone Investment will be executed on the first Business Day occurring on or after the date an order is considered received by the Agent at the net asset value determined on that day. In the case of Automatic Investment the order will be executed on the date you specified for investment at the price determined on that day, unless it is not a Business Day, in which case the order will be executed at the net asset value determined on the next Business Day. In the case of Telephone Investment the order will be filled at the next determined net asset value, which for orders placed after the time for determining the net asset value of any Fund's shares for any Business Day will be the price determined on the following Business Day. Dividends on shares issued under this first investment method are declared starting on the day (whether or not a Business Day) after the purchase order is effective and are declared on the day on which the shares are redeemed.

     The second method under which Service Shares are issued involves a bank or broker-dealer making special arrangements with the Funds under which (i) either (a) payment is made in Federal funds or by check in New York Clearing House funds delivered to the Agent prior to 5:00 p.m. New York time or (b) the Agent is advised prior to that time of a dollar amount to be invested;
(ii) the Agent is advised prior to that time of the form of registration of the shares to be issued; (iii) the bank or broker-dealer will prior to noon New York time on the next Business Day wire Federal funds (but in the case of prior payment by check under (i)(a) above only if the check is not converted into Federal funds in the normal course on the next Business
Day); and (iv) arrangements satisfactory to the Funds are made between it and the bank or broker-dealer under which if Federal funds are not so received, the Fund is reimbursed for any costs or loss of income arising out of such non-receipt. New York Clearing House funds are funds represented by a check drawn on a bank which is a member of the New York Clearing House. Under this second method, the purchase order is effective on the day the check or the advice is received under (i) above. Dividends on shares issued under this second method are declared starting on the day (whether or not a Business Day) after the purchase order is effective and are declared on the day on which such shares are redeemed.

     The third method under which Service Shares are issued involves broker-dealers or banks which have requested that this method be used, to which request the Funds have consented. Under this third method (i) the Agent must be advised prior to noon New York time on any Business Day of a dollar amount to be invested; and (ii) Federal funds must be wired on that day; under this method, the purchase order is effective on that day. Dividends on shares issued under this third investment method are declared beginning on that day but not on the day such shares are redeemed.

     This third investment method is available to prospective investors in Service Shares who wish to use it so that the dividends on their shares will commence to be declared on the day the purchase order is effective. Upon written or phone request to a Fund by such a prospective investor, the Fund will advise as to the broker-dealers or banks through which such purchases may be made.

Confirmations and Share Certificates

     If you invest in a Fund directly, rather than through a financial intermediary, all purchases of Service Shares will be confirmed and credited to you in an account maintained for you by the Agent in full and fractional shares of the Fund being purchased (rounded to the nearest 1/1000th of a share). Share certificates will not be issued unless you so request from the Agent in writing and declare a need for such certificates, such as a pledge of shares or an estate situation. If certificates are issued at your request, Expedited Redemption Methods described below will not be available and delay and expense may be incurred if you lose the certificates. No certificates will be issued for fractional shares or to shareholders who have elected the checking account or predesignated bank account methods of withdrawing cash from their accounts. (See "How to Redeem Your Investment" below.) Share certificates may not be available to investors who purchase Service Shares through an account with a financial intermediary.

     The Funds and the Distributor reserve the right to reject any order for the purchase of Service Shares. In addition, the offering of shares may be suspended at any time and resumed at any time thereafter.

Distribution Plan

     Each Fund has adopted a Distribution Plan under Rule 12b-1 ("Rule 12b-1") under the 1940 Act. Rule 12b-1 provides in substance that an investment company may not engage directly or indirectly in financing any activity which is primarily intended to result in the sale of its shares except pursuant to a plan adopted under that rule. One section of the first part of the Distribution Plan of each Fund is designed to protect against any claim against or involving the Fund that some of the expenses which the Fund pays or may pay come within the purview of Rule 12b-1. Another section of the first part of the Distribution Plan authorizes Aquila Management Corporation (the "Administrator"), not the Fund, to make certain payments to certain Qualified Recipients (as defined in the Distribution Plan) which have rendered assistance in the distribution and/or retention of the Funds' shares. For the Cash Fund, these payments may not exceed
0.15 of 1% of the average annual net assets of the Fund for a fiscal year; for the Tax-Free Fund and the Treasuries Fund, the rate is 0.10 of 1%.

     The second part of each Distribution Plan provides for payments by the Fund out of its assets to "Designated Payees," which are broker-dealers, other financial institutions and service providers which have entered into appropriate agreements with the Distributor and which have rendered assistance in the distribution and/or retention of the Funds' Service Shares or in the servicing of Service Share accounts. The total payments under this part of each Distribution Plan may not exceed 0.25 of 1% of the average annual assets of the Fund represented by Service Shares. Subject to this limitation and to the overall direction and oversight of the Board of Trustees, the Distributor is authorized to determine the amounts paid to each Designated Payee, taking into account, among other factors, the Designated Payee's "Qualified Holdings" i.e., the number of Service Shares beneficially owned by the Designated Payee or its customers or clients, whether the Designated Payee was instrumental in the purchase and/or retention of, or provides administrative or other services in connection with, such shares.

     A Designated Payee may, consistent with its agreement with the Distributor, pass on a portion of the payments it receives under the Distribution Plan to other financial institutions or service organizations that also render assistance in the distribution, retention and/or servicing of Service Shares. The Bank of Hawaii and Pacific Century Investment Services, "affiliated persons," as defined in the 1940 Act, of the Adviser, are among those who, indirectly through one or more Designated Payees, will receive payments authorized by the Plan in consideration of their services in connection with investments in Service Shares by their customers.

     Because payments by each Fund under this part of its Distribution Plan relate to sales and services in connection solely with Service Shares, they are borne only by that class of shares. Accordingly, dividends on Service Shares generally will differ from those paid on Original Shares; see "Dividend and Tax Information."

     If you purchase Service Shares directly from the Fund, some or all of the services offered by recipients of payments under the Distribution Plan may not be available to you.

     A financial institution that holds Original Shares of any Fund on behalf of its clients receives no compensation from such Fund for any services it provides in connection with those shares, although it may receive compensation from its clients and/or from the Administrator out of the Administrator's own resources. Accordingly, any compensation that a financial institution may receive for services provided in connection with Original Shares may be expected to differ both as to source and amount from that received in connection with Service Shares.

     See the Additional Statement for further information about the Distribution Plan.

                  HOW TO REDEEM YOUR INVESTMENT

     Each Fund provides day-to-day liquidity. You may redeem all or any part of your Service Shares at any time at the net asset value next determined after acceptance of your redemption request at the Agent. Redemptions can be made by the various methods described below. Except for shares recently purchased by check as discussed below, there is no minimum time period for any investment in any Fund. There are no redemption fees or withdrawal penalties. If you purchase Service Shares of any Fund through broker-dealers, banks and other financial institutions which serve as shareholders of record you must redeem through those institutions, which are responsible for prompt transmission of redemption requests. In all other cases, you may redeem directly, but a completed purchase Application must have been received by the Agent before redemption requests can be honored. A redemption may result in a taxable transaction to you, but only if there has been a change in the net asset value per share, which will occur only under extraordinary circumstances.

     For your convenience each Fund offers expedited redemption to provide you with a high level of liquidity for your investment.

Expedited Redemption Methods
(Non-Certificate Shares)

     You have the flexibility of three expedited methods of initiating redemptions. These are available as to Service Shares not represented by certificates.

     1. By Telephone. The Agent will accept instructions by telephone from anyone to redeem Service Shares and make payments to a Financial Institution account you have predesignated. See "Redemption Payments" below for payment methods. Your name and your account number must be supplied.

     To redeem an investment in Service Shares by this method, telephone:

                     800-255-2287 toll free

     Note: The Funds, the Agent, and the Distributor will not be responsible for any losses resulting from unauthorized telephone transactions if the Agent follows reasonable procedures designed to verify the identity of the caller. The Agent will request some or all of the following information: account name and number; name(s) and social security number registered to the account and personal identification; the Agent may also record calls. Shareholders should verify the accuracy of confirmation statements immediately upon receipt.

     2. By FAX or Mail. You may also request redemption payments to a predesignated Financial Institution account by a letter of instruction sent to: PFPC Inc., 400 Bellevue Parkway, Wilmington, DE 19809 or by fax at 302-791-3370. This letter must provide Fund name, account name(s), account number, amount to be redeemed and any payment directions, and signed by the registered holder(s). Signature guarantees are not required. See "Redemption Payments" below for payment methods.

     If you wish to have redemption proceeds sent to a Financial Institution Account, you should so elect on the Expedited Redemption section of the Application or the Ready Access Features form and provide the required information concerning the Financial Institution account number. The Financial Institution account must be in the exclusive name(s) of the shareholder(s) as registered with the Fund(s). You may change the designated Financial Institution account at any time by completing and returning a Ready Access Features form. For protection of your assets, this form requires signature guarantees and possible additional documentation.

     3. By Check. The Agent will, upon request, provide you with forms of drafts ("checks") drawn on PNC Bank, NA (the "Bank"). This feature is not available if your shares are represented by certificates. These checks represent a further alternative redemption means and you may make them payable to the order of anyone in any amount of not less than $100. If you wish to use this check writing redemption procedure you should notify the Agent or so indicate on your Application. You will be issued special checks to be drawn against the Bank for this purpose. You will be subject to the Bank's rules and regulations governing its checking accounts. If the account is registered in more than one name, each check must be signed by each account holder exactly as the names appear on the account registration, unless expressly stated otherwise on your Application.

     There is no charge to you for the maintenance of this special check writing privilege or for the clearance of any checks.

     When such a check is presented to the Bank for payment, a sufficient number of full and fractional shares of that Fund in your account will be redeemed to cover the amount of the check. This check writing redemption procedure enables you to continue receiving dividends on those shares equaling the amount being redeemed by check until such time as the check is actually presented to the Bank for payment.

     As these checks are redemption drafts relating to Service Shares, you should be certain that adequate shares for which certificates have not been issued and which were not recently purchased by check are in the account to cover the amount of the check. See "Redemption Payments" below for more details as to special problems as to Service Shares recently purchased by check
 . If insufficient redeemable shares are in the account, the redemption check will be returned marked "insufficient funds." The fact that redemption checks are drafts may also permit a bank in which they are deposited to delay crediting the account in question until that bank has received payment funds for the redemption check.

     Checks may not be directly presented to any branch of the Bank. This does not affect checks used for the payment of bills or cashed at other banks. You may not use checks to close your account, since the number of shares in your account changes daily through dividend payments which are automatically reinvested in full and fractional shares. Consequently, you may not present a check directly to the Bank and request redemption for all or substantially all Service Shares held in your account. Only expedited redemption to a predesignated bank account or the regular redemption method (see below) may be used when closing your account.

     Multiple Redemption Services. You are not limited in choice of redemption methods but may utilize all available forms.
However, when both redemption to a predesignated bank account and check writing are desired, you must so elect on the Application, or by proper completion of a Ready Access Features form.

Regular Redemption Method
(Certificate and Non-Certificate Shares)

     1. Certificate Shares. Certificates in blank (unsigned) representing Service Shares to be redeemed should be sent to the Funds' Shareholder Servicing Agent: PFPC Inc., 400 Bellevue Parkway, Wilmington, DE 19809, with payment instructions. A stock assignment form signed by the registered shareholder(s) exactly as the account is registered must also be sent to the Shareholder Servicing Agent.

     For your own protection, it is essential that certificates be mailed separately from signed redemption documentation.
Because of possible mail problems, it is also recommended that certificates be sent by registered mail, return receipt requested.

     For the redemption request to be in "proper form," the signature or signatures must be the same as in the registration of the account. In a joint account, the signatures of both shareholders are necessary. Additional documentation may be required where shares are held by a corporation, partnership, trustee or executor, or if redemption is requested by other than the shareholder of record. If redemption proceeds of less than $50,000 are payable to the record holder and are to be sent to the record address, no signature guarantee is required.In all other cases, signatures must be guaranteed by a member of a national securities exchange, a U.S. bank or trust company, a state-chartered savings bank, a federally chartered savings and loan association, a foreign bank having a U.S. correspondent bank, a participant in the Securities Transfer Association Medallion Program (STAMP), the Stock Exchanges Medallion Program
(SEMP) or the New York Stock Exchange, Inc. Medallion Signature Program (MSP). A notary public is not an acceptable signature guarantor.

     2. Non-Certificate Shares. If you own non-certificate Service Shares registered on the books of a Fund, and you have not elected Expedited Redemption to a predesignated Financial Institution account, you must use the Regular Redemption Method. Under this redemption method you should send a letter of instruction to: PFPC Inc., 400 Bellevue Parkway, Wilmington, DE 19809, containing:

          Fund Name;

          Account Name(s);

          Account Number;

          Dollar amount or number of shares to be redeemed or a statement that all shares held in the account are to be redeemed;

          Payment instructions (normally redemption proceeds will be mailed to your address as registered with the Funds);

          Signature(s) of the registered shareholder(s); and

          Signature guarantee(s), if required, as indicated above.

Redemption Payments

     For redemptions of Service Shares other than by checks you have written, redemption payments will ordinarily be mailed to you at your address of record. If you so request and the amount of your redemption proceeds is $1,000 or more, the proceeds will, wherever possible, be wired or transferred through the facilities of the Automated Clearing House to the Financial Institution account specified in the Expedited Redemption section of your Application or Ready Access Features form. Any Fund may impose a charge, not exceeding $5.00 per wire redemption, after written notice to shareholders who have elected this redemption procedure. No Fund has any present intention of making this charge. Upon 30 days' written notice to shareholders, any Fund may modify or terminate the use of the Automated Clearing House to make redemption payments at any time or charge a service fee, although no such fee is currently contemplated. If any such changes are made, the Prospectus will be supplemented to reflect them. If you use a broker or dealer to arrange for a redemption, you may be charged a fee for this service.

     Redemption proceeds on Service Shares issued under the third method under which shares are issued (see "When Shares Are Issued and Dividends Are Declared on Them" under "How to Invest in the Funds") will be wired in Federal funds on the date of redemption, if practicable, and, if not practicable, as soon thereafter as practicable, irrespective of amount. Redemption requests as to such shares may be made by telephone.

     Except as indicated above, each Fund will normally make payment for all Service Shares redeemed on the next Business Day following receipt of request. Except as set forth below, in no event will payment be made more than seven days after receipt of a redemption request made in compliance with one of the redemption methods specified above. However, the right of redemption may be suspended or the date of payment postponed (i) during periods when the New York Stock Exchange is closed for other than weekends and holidays or when trading on such exchange is restricted as determined by the Securities and Exchange Commission by rule or regulation; (ii) during periods in which an emergency, as determined by the Securities and Exchange Commission, exists which causes disposal of, or valuation of the net asset value of, the portfolio securities of the Fund to be unreasonable or impracticable; or (iii) for such other periods as the Securities and Exchange Commission may permit. Payment for redemption by any method (including redemption by check) of Service Shares recently purchased by check (irrespective of whether the check is a regular check or a certified, cashier's or official bank check) or by Automatic Investment or Telephone Investment may be delayed up to 15 days or until (i) the purchase check or Automatic Investment or Telephone Investment has been honored or (ii) the Agent has received assurances by telephone or in writing from the bank on which the purchase check was drawn or from which the funds for Automatic Investment or Telephone Investment were transferred, satisfactory to the Agent and the Fund, that the purchase check or Automatic Investment or Telephone Investment will be honored. Service Shares so purchased within the prior 15 days will not be redeemed under the check writing redemption procedure and a shareholder must not write a check if (i) it will be presented to the Bank for payment within 15 days of a purchase of Service Shares by check and (ii) the redemption check would cause the redemption of some or all of those shares. Possible delays in payment of redemption proceeds can be eliminated by using wire payments or Federal Reserve drafts to pay for purchases.

     If the Board of Trustees determines that it would be detrimental to the best interests of the remaining shareholders of any Fund to make payment wholly or partly in cash, that Fund may pay the redemption price in whole or in part by the distribution in kind of securities from the portfolio of the Fund, in lieu of cash, in conformity with applicable rules of the Securities and Exchange Commission. See the Additional Statement for details.

     Each Fund has the right to compel the redemption of shares held in any account if the aggregate net asset value of such shares is less than $500 due to shareholder redemptions. If the Board of Trustees elects to do this, shareholders who are affected will receive prior written notice and will be permitted 60 days to bring their accounts up to the minimum before this redemption is processed.

                    AUTOMATIC WITHDRAWAL PLAN

     If you own or purchase Service Shares of any Fund having a net asset value of at least $5,000 and these shares have been purchased directly rather than through a financial intermediary, you may establish an Automatic Withdrawal Plan under which you will receive a monthly or quarterly check in a stated amount, not less than $50. If such a plan is established, all dividends and distributions must be reinvested in your shareholder's account. See the Automatic Withdrawal Plan provisions of the Application included in the Prospectus, the Additional Statement under "Automatic Withdrawal Plan" and "Dividend and Tax Information" below.

                     MANAGEMENT ARRANGEMENTS

The Board of Trustees

     The business and affairs of each Fund are managed under the direction and control of its Board of Trustees. The Additional
Statement lists the Funds' Trustees and officers and provides further information about them.

The Advisory Agreements

     Pacific Century Trust (the "Adviser") supervises the investment program of each Fund and the composition of its portfolio.

     The services of the Adviser to each Fund are rendered under an Investment Advisory Agreement between that Fund and the Adviser (together, the "Advisory Agreements") which were approved by each Fund's shareholders on March 22, 1996. The new Advisory Agreements have the same provisions as the agreements previously in effect, except that under the new agreements the Funds are permitted to pay regular fees to Trustees who are affiliated with the Adviser solely by reason of membership on its Board of Directors.

     The Advisory Agreements of the Funds provide, subject to the control of the Board of Trustees, for investment supervision by the Adviser. Under the Advisory Agreements, the Adviser will furnish information as to the Fund's portfolio securities to any provider of fund accounting services to each Fund; will monitor records of each Fund as to the Fund's portfolio, including prices, maintained by such provider of such services; and will supply at its expense, monthly or more frequently as may be necessary, pricing of each Fund's portfolio based on available market quotations using a pricing service or other source of pricing information satisfactory to that Fund. Each Advisory Agreement states that the Adviser shall, at its expense, provide to the Fund all office space and facilities, equipment and clerical personnel necessary for the carrying out of the Adviser's duties under the Advisory Agreement.

     Under each Advisory Agreement, the Adviser pays all compensation of those officers and employees of the Fund and of those Trustees, if any, who are affiliated with the Adviser provided, however that if any Trustee is an affiliate of the Adviser solely by reason of being a member of its Board of Directors, the Trust may pay compensation to such Trustee, but at a rate no greater than the rate it pays to its other Trustees. Under the Advisory Agreements, each Fund bears the cost of preparing and setting in type its prospectuses, statements of additional information, and reports to its shareholders and the costs of printing or otherwise producing and distributing those copies of such prospectuses, statements of additional information and reports as are sent to its shareholders. Under each Advisory Agreement, all costs and expenses not expressly assumed by the Adviser or by the Administrator under the Fund's Administration Agreement or by the Fund's principal underwriter are paid by the Fund. The Advisory Agreements list examples of such expenses borne by the Funds, the major categories of such expenses being: legal and audit expenses, custodian and transfer agent, or shareholder servicing agent fees and expenses, stock issuance and redemption costs, certain printing costs, registration costs of the Funds and their shares under Federal and State securities laws, interest, taxes, and non-recurring expenses, including litigation.

     Under the Advisory Agreements, each Fund pays a fee payable monthly and computed on the net asset value of the Fund as of the close of business each business day. For the Cash Fund, the fee is payable at the annual rate of 0.33 of 1% of such net assets up to $325 million, and on net assets above that amount at an annual rate of 0.43 of 1% of such net assets; for each of the Tax-Free Fund and the Treasuries Fund, the annual rate is 0.27 of 1% of such net assets up to a stated amount of net assets and 0.33 of 1% on net assets above that amount. (The amount for the Tax-Free Fund is $95 million and for the Treasuries Fund the amount is $60 million.) However, the total fees which the Funds pay are at the annual rate of 0.50 of 1% of such net assets for the Cash Fund and 0.40 of 1% for the other Funds, since the Administrator also receives a fee from each of the other Funds under the applicable Administration Agreement as discussed below. The Adviser and/or Administrator may, in order to attempt to achieve a competitive yield on the shares of a Fund, each waive all or part of either fee.

     The Adviser agrees in each case that its fee shall be reduced, but not below zero, by an amount equal to the pro-rata portion (based upon the aggregate fees of the Adviser and the Administrator) of the amount, if any, by which the total expenses of the Fund in any fiscal year, exclusive of taxes, interest and brokerage fees, shall exceed the lesser of (i) 2.5% of the first $30 million of average annual net assets of the Fund plus 2% of the next $70 million of such assets and 1.5% of its average annual net assets in excess of $100 million, or (ii) 25% of the Fund's total annual investment income.

     The Advisory Agreements contain provisions as to the allocation of the portfolio transactions of each Fund; see the Additional Statement. Under these provisions, the Adviser is authorized to consider sales of the Fund's shares in making this allocation.

The Administration Agreements

     Under Administration Agreements with each Fund (the "Administration Agreements"), Aquila Management Corporation as Administrator, at its own expense, provides office space, personnel, facilities and equipment for the performance of its functions thereunder and as is necessary in connection with the maintenance of the headquarters of the Fund and pays all compensation of the Fund's Trustees, officers and employees who are affiliated persons of the Administrator. The Administration Agreements went into effect November 1, 1993.

     Under the Administration Agreements, subject to the control of the Funds' Board of Trustees, the Administrator provides all administrative services to each Fund other than those relating to its investment portfolio and the maintenance of its accounting books and records. Such administrative services include but are not limited to maintaining books and records (other than accounting books and records) of the Funds, and overseeing all relationships between the Funds and their transfer agent, custodian, legal counsel, auditors and principal underwriter, including the negotiation of agreements in relation thereto, the supervision and coordination of the performance of such agreements, and the overseeing of all administrative matters which are necessary or desirable for effective operation of the Funds and for the sale, servicing or redemption of the Funds' shares. See the Additional Statement for a further description of functions listed in the Administration Agreements as part of such duties.

     Under each Administration Agreement, the Fund pays a fee payable monthly and computed on the net asset value of the Fund at the end of each business day. For the Cash Fund, the fee is payable at the annual rate of 0.17 of 1% of such net assets up to $325 million, and on net assets above that amount at an annual rate of 0.07 of 1% of such net assets; for each of the Tax-Free Fund and the Treasuries Fund, the annual rate is 0.13 of 1% of such net assets up to a stated amount of net assets and 0.07 of 1% on net assets above that amount. (The amount for the Tax-Free Fund is $95 million and for the Treasuries Fund the amount is $60 million.) The Administrator has agreed in each case that its fee shall be reduced, but not below zero, by an amount equal to its pro-rata portion (based upon the aggregate fees of the Adviser and the Administrator) of the amount, if any, by which the total expenses of the Fund in any fiscal year, exclusive of taxes, interest, and brokerage fees, shall exceed the lesser of (i) 2.5% of the first $30 million of average annual net assets of the Fund plus 2% of the next $70 million of such assets and 1.5% of its average annual net assets in excess of $100 million, or (ii) 25% of the Fund's total annual investment income.

Information about the Adviser,
the Administrator and the Distributor

     The Adviser is a division of Bank of Hawaii, all of whose shares are owned by Pacific Century Financial Corporation ("Pacific Century") and Bank of Hawaii's directors (each of whom owns qualifying shares as required by Hawaii law). Pacific Century is a bank holding company registered under the Bank Holding Company Act of 1956, as amended, and its common stock is registered under the Securities Exchange Act of 1934 and is listed and traded on the New York Stock Exchange. Pacific Century files annual and periodic reports with the Securities and Exchange Commission which are available for public inspection. See the Additional Statement as to the legality, under the Federal banking laws, of the Adviser's acting as the Funds' investment adviser.

     The Funds' Administrator is founder of, and administrator to, the Aquilasm Group of Funds, which consists of tax-free municipal bond funds, two equity funds and money market funds. As of June 30, 1997, these funds had aggregate assets of approximately $2.6 billion, of which approximately $720 million consisted of assets of money market funds. The Administrator, which was founded in 1984, is controlled by Mr. Lacy B. Herrmann (directly, through a trust and through share ownership by his wife). See the Additional Statement for information on Mr. Herrmann and these arrangements.

     For each Fund's fiscal year ended March 31, 1997, the Cash Fund, the Tax-Free Fund and the Treasuries Fund paid or accrued to the Adviser fees of $1,424,936, $410,547 and $379,291 respectively, and paid or accrued to the Administrator fees of $609,175, $156,130 and $124,062, respectively under the Advisory and Administration Agreements.

     The Distributor currently handles the distribution of the shares of fourteen funds (five money market funds, seven tax-free municipal bond funds and two equity funds), including the Funds. Under Distribution Agreements with the Funds, the Distributor is responsible for the payment of certain printing and distribution costs relating to prospectuses and reports as well as the costs of supplemental sales literature, advertising and other promotional activities.

     At the date of this Prospectus, there is a proposed transaction whereby all of the shares of the Distributor, which are currently owned 75% by Mr. Herrmann and 25% by Diana P. Herrmann, will be owned by certain directors and/or officers of the Administrator and/or the Distributor, including Mr. Herrmann.

                  DIVIDEND AND TAX INFORMATION

     All of the Funds' net income for dividend purposes (see below) will be declared daily as dividends; see "When Shares Are Issued and Dividends Are Declared on Them" under "How to Invest in the Funds" for information as to when dividends on Service Shares are declared. Dividends are paid within a week before or after the end of each month and invested in additional shares at net asset value on the payable date, or, at your election, paid in cash by check. This election may be made in the Application or by subsequent written notice to the Agent. You may also elect to have dividends deposited without charge by electronic funds transfers into an account at a Financial Institution which is a member of the Automated Clearing House by completing a Ready Access Features form. If you redeem all of your Service Shares you will be credited on the redemption payment date with the amount of all dividends declared for the month through the date of redemption, or through the day preceding the date of redemption in the case of shares on which income dividends were declared on the same day on which the shares were issued.

     You will receive monthly a summary of your account, including information as to dividends paid during the month and the shares credited to the account through reinvestment of dividends.

     Daily dividends for a Fund will be calculated as follows: the net income for dividend purposes will be calculated immediately prior to the calculation of net asset value and will include accrued interest and original issue and market discount earned since the last valuation, less the estimated expenses of the Fund (including expenses allocable to each particular class of shares) and amortized original issue and market premium for the period. However, the calculation of the dividend could change under certain circumstances under the procedures adopted by the Board of Trustees relating to "amortized cost" valuation; see the Additional Statement.

     Dividends paid by each Fund with respect to Service Shares and Original Shares will be calculated in the same manner, at the same time, on the same day, and will be in the same amount except that any class expenses (including payments made by Service Shares under the Distribution Plan) will be borne exclusively by that class. Dividends on Original Shares are expected generally to be higher than those on Service Shares because expenses allocated to Service Shares will generally be higher.

     Dividends so paid will be taxable to shareholders as ordinary income (except as described in "Tax Information Concerning the Tax-Free Fund" below), even though reinvested, unless the net income, computed as above, exceeds "earnings and profits," as determined for tax purposes; this could occur because net income as so determined will include certain unrealized appreciation and discount which is not included for tax purposes. If dividends exceed a shareholder's ratable share of "earnings and profits," the excess will reduce the cost or other tax basis for his or her shares; any reduction which would otherwise result in a negative basis will cause the basis to be reduced to zero, with any remaining amount being taxed as capital gain. The dividends paid by the Funds will not be eligible for the 70% dividends received deduction for corporations. Statements as to the tax status of each investor's dividends will be mailed annually.

     It is possible but unlikely that a Fund may have realized long-term capital gains or losses in a year. If it has any net long-term gains realized through October 31st of a year, it will pay a capital gains distribution after that date. It may also pay a supplemental distribution after the end of its fiscal year. Any capital gains distribution will be taxed at the same rate as ordinary income, except that for individuals, trusts and estates the maximum tax rate on capital gains distributions is 28% even if the applicable rate on ordinary income for such taxpayers is higher than 28%.

     Each Fund will be required to withhold, subject to certain exemptions, at a rate of 31% on dividends paid or credited to shareholders and on redemption proceeds, if a correct Taxpayer Identification Number, certified when required, is not on file with it.

     Each Fund, during its last fiscal year, qualified and intends to continue to qualify under subchapter M of the Internal
Revenue Code; if so qualified it will not be liable for Federal income taxes on amounts distributed by the Fund.

Tax Information Concerning the Tax-Free Fund

     The Tax-Free Fund seeks to pay "exempt-interest dividends." In the case of the Tax-Free Fund, these are dividends derived from net income received by the Tax-Free Fund on its Municipal Obligations, provided that, as the Tax-Free Fund intends, at least 50% of the value of its assets is invested in tax-exempt obligations. Such dividends are exempt from regular Federal income tax. Classification of dividends as exempt-interest or non-exempt-interest is made by one designated percentage applied uniformly to all income dividends made during the Tax-Free Fund's tax year. Such designation will normally be made in the first month after the end of each of the Tax-Free Fund's fiscal years as to income dividends paid in the prior year. The percentage of income designated as tax-exempt for any particular dividend may be different from the percentage of the Tax-Free Fund's income that was tax-exempt during the period covered by the dividend.

     A shareholder receiving a dividend from net interest income earned by the Tax-Free Fund from one or more of (i) Taxable Obligations and (ii) income from repurchase agreements and securities loans, treats the dividend as a receipt of ordinary income in the computation of the shareholder's gross income regardless of whether it is reinvested in Tax-Free Fund shares; such dividends and capital gains distributions are not included in exempt-interest dividends.

     Under the Code, interest on loans to purchase or carry shares of the Tax-Free Fund may not be deducted for Federal tax purposes, unless the Tax-Free Fund realizes taxable income, in which case interest would be deductible in proportion to the Tax-Free Fund's taxable income. In addition, under rules used by the Internal Revenue Service for determining when borrowed funds are deemed used for the purpose of purchasing or carrying particular assets, the purchase of shares of the Tax-Free Fund may be considered to have been made with borrowed funds even though the borrowed funds are not directly traceable to the purchase of shares. Moreover, the receipt of tax-exempt dividends from the Tax-Free Fund by an individual shareholder may result in some portion of the social security payments or railroad retirement benefits received by the shareholder or the shareholder's spouse being included in taxable income. Furthermore, persons who are "substantial users" (or persons related thereto) of facilities financed by industrial development bonds or private activity bonds should consult their own tax advisers before purchasing shares.

     While interest from all Municipal Obligations is tax-exempt under the Code for purposes of computing the regular tax, interest from so-called private activity bonds issued after August 7, 1986 constitutes a tax preference for both individuals and corporations and thus will enter into a computation of the alternative minimum tax. Whether or not that computation will result in a tax will depend on the entire content of the taxpayer's return. The Tax-Free Fund will not invest in the types of Municipal Obligations which would give rise to interest that would be subject to alternative minimum taxation if more than 20% of its assets would be so invested, and may refrain from investing in that type of Municipal Obligation completely. The 20% limit is a fundamental policy of the Tax-Free Fund. Corporations receiving exempt-interest dividends from the Tax-Free Fund are subject to additional provisions applying the alternative minimum tax.

Hawaiian Tax Information

     The Tax-Free Fund, and dividends and distributions made by the Tax-Free Fund to Hawaii residents, will generally be treated for Hawaii income tax purposes in the same manner as they are treated under the Code for Federal income tax purposes. Under Hawaii law, however, interest derived from obligations of states (and their political subdivisions) other than Hawaii will not be exempt from Hawaii income taxation. (Interest derived from bonds or obligations issued by or under the authority of the following is exempt from Hawaii income taxation: Guam, Northern Mariana Islands, Puerto Rico, and the Virgin Islands.) For the calendar years 1996, 1995 and 1994, the percentage of the Tax-Free Fund's dividends exempt from State of Hawaii income taxes was 41.3%, 34.8% and 38.9%, respectively, which should not be considered predictive of future results.

     Interest on Hawaiian Obligations, tax-exempt obligations of states other than Hawaii and their political subdivisions, and obligations of the United States or its possessions is not exempt from the Hawaii Franchise Tax. This tax applies to banks, building and loan associations, financial service loan companies, financial corporations, and small business investment companies.

     Persons or entities who are not Hawaii residents should not be subject to Hawaii income taxation on dividends and distributions made by the Tax-Free Fund but may be subject to other state and local taxes.

Hawaiian Tax Information Concerning the Treasuries Fund

     The Director of Taxation of Hawaii has stated to the Treasuries Fund that dividends paid by a regulated investment company from interest it receives on United States Government obligations will be exempt from State of Hawaii income tax. For the calendar years 1996, 1995 and 1994, the percentage of the Treasuries Fund's dividends exempt from State of Hawaii income taxes was 71.5%, 82.6% and 85.6%, respectively, which should not be considered predictive of future results. Dividends paid from other types of interest (including interest on U.S. Treasury repurchase transactions), and capital gains distributions, if any, will be taxable.

                       EXCHANGE PRIVILEGES

     You may exchange Service Shares in any Fund for Retail Class shares of any of the existing or future funds (series) of Pacific Capital Funds, each of which represents a different portfolio. The Adviser also acts as Investment Adviser to these funds. As of the date of this Prospectus, the existing funds are Growth Stock Fund, Growth and Income Fund, New Asia Growth Fund, Diversified Fixed Income Fund, Tax Free Securities Fund, Tax Free Short Intermediate Securities Fund, U.S. Treasuries Securities Fund and Short Intermediate U.S. Treasury Securities Fund. Each of these funds is referred to in the Prospectus as a "Pacific Capital Fund" and collectively they are referred to as the "Pacific Capital Funds" or the "Pacific Capital Exchange Group."

     Shareholders of any Fund may also exchange their Service Shares for Service Shares of any other Fund, all of which are series of the Business Trust and as such, have the same Administrator, Distributor and Adviser. They are collectively called the "Funds."

     All exchanges are subject to certain conditions described below.

Terms and conditions of the Exchange Privilege

     The Retail Class shares of each Pacific Capital Fund have an exchange privilege which allows further exchanges for Retail Class shares of each other Pacific Capital Fund at relative net asset values without the payment of additional sales charges.

     Under the exchange privileges of the Pacific Capital Exchange Group, once any applicable sales charge has been paid with respect to exchangeable shares of a fund in the Pacific Capital Exchange Group, those shares (and any shares acquired as a result of reinvestment of dividends and/or distributions) may be exchanged any number of times among the other funds of the Pacific Capital Exchange Group without the payment of any additional sales charge.

     The "Pacific Capital Eligible Shares" of any Pacific Capital Fund are those Retail Shares which were (a) acquired by direct purchase with payment of any applicable sales charge, or which were received in exchange for shares of another Pacific Capital Fund on which any applicable sales charge was paid; (b) acquired with payment of any applicable sales charge by exchange for Service Shares of a Fund; (c) acquired in one or more exchanges between Service Shares of Funds and Retail Shares of Pacific Capital Funds so long as the Pacific Capital Fund shares were acquired as set forth in (a) or (b); or (d) acquired as a result of reinvestment of dividends and/or distributions on otherwise Pacific Capital Eligible Shares. "Pacific Capital Eligible Shares" of a Fund are those Service Shares which were acquired
(a) by exchange for other Pacific Capital Eligible Shares or (b) as a result of reinvestment of dividends and/or distributions of otherwise Pacific Capital Eligible Shares.

     If you own Pacific Capital Eligible Shares of a Fund, you may exchange them for shares of any Pacific Capital Fund without payment of any sales charge. The shares received will continue to be Pacific Capital Eligible shares.

     If you own Service Shares of any of the Funds that are not Pacific Capital Eligible Shares, you may exchange them for Service Shares of any other Fund without payment of any sales charge. The shares received will continue not to be Pacific Capital Eligible shares. You may also exchange them for the Retail Shares of any Pacific Capital Fund, but only upon payment of the appropriate sales charge.

     Each of the Funds, as well as the Pacific Capital Funds, reserves the right to reject any exchange into its shares, if the shares of the fund into which exchange is desired are not available for sale in the shareholder's state of residence, and to modify or terminate this exchange privilege at any time; in the case of termination, this Prospectus will be appropriately supplemented. No such modification or termination shall take effect on less than 60 days' written notice to shareholders.

     All exercises of an exchange privilege are subject to the conditions that (i) the shares being acquired are available for sale in your state of residence; (ii) the aggregate net asset value of the shares surrendered for exchange are at least equal to the minimum investment requirements of the investment company whose shares are being acquired; and (iii) you maintain the respective minimum account balances, if any, in each fund in which you own shares.

     To effect an exchange, you must complete a form which is available from the Distributor, unless you have elected the Telephone Exchange feature on the Application. The exchange will be effected at the relative exchange prices of the shares being exchanged next determined after receipt by the Distributor of a properly completed form or Telephone Exchange request. The exchange prices will be the respective net asset values of the shares (unless a sales charge is to be deducted in connection with an exchange of shares of a Fund which are not Pacific Capital Eligible Shares for shares of a Pacific Capital Fund as described above, in which case the exchange price of shares of the Pacific Capital Fund will be its public offering price). Prices for exchanges are determined in the same manner as for purchases of shares.

     Dividends paid by the Funds are taxable, except to the extent that dividends paid by the Tax-Free Fund (which invests in tax-free municipal obligations) are exempt from regular Federal income tax and Hawaiian income tax, and to the extent that dividends paid by the Treasuries Fund (which invests in U.S. Treasury obligations) are exempt from state income taxes. If your state of residence is not the same as that of the issuers of obligations in which a the Tax-Free Fund invests, the dividends from that fund may be subject to income tax of the state in which you reside. Accordingly, you should consult your tax adviser before acquiring shares of a such a fund under the exchange privilege arrangement.

     An exchange is treated for Federal tax purposes as a redemption and purchase of shares and may result in the realization of a capital gain or loss, depending on the cost or other tax basis of the shares exchanged and the holding period (see the Additional Statement); no representation is made as to the deductibility of any such loss that may occur.

     If you are considering an exchange into one of the funds listed above, you should send for and carefully read its Prospectus.

                       GENERAL INFORMATION

Description of Shares

     The Trust issues three series of shares, each series constituting the shares of a Fund. Each series has separate assets and liabilities and is comprised of two classes of shares:
Original Shares and Service Shares; only Service Shares of the Funds are offered by this Prospectus. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Trust. Each share represents an equal proportionate interest in a Fund. Income, direct liabilities and direct operating expenses of each series will be allocated directly to each series, and general liabilities and expenses, if any, of the Trust will be allocated among the series in a manner acceptable to the Board of Trustees. Certain expenses of a series specifically allocable to a particular class will be borne by that class; the expense of the series not so allocated will be allocated among the classes in a manner acceptable to the Board of Trustees and in accordance with any applicable exemptive order or Rule of the SEC. Upon liquidation of a series, shareholders of each class of the series are entitled to share pro-rata (subject to liabilities, if any, allocated specifically to that class) in the net assets of that series available for distribution to shareholders and upon liquidation of the Trust, the respective series are entitled to share proportionately in the assets available to the Trust after allocation to the various series. If they deem it advisable and in the best interests of shareholders, the Board of Trustees of the Trust may create additional classes of shares (subject to rules and regulations of the Securities and Exchange Commission or by exemptive order) or the Board of Trustees may, at its own discretion, create additional series of shares, each of which may have separate assets and liabilities (in which case any such series will have a designation including the word "Series"). See the Additional Statement for further information about possible additional classes or series. Shares are fully paid and non-assessable, except as set forth under the caption "General Information" in the Additional Statement; the holders of shares have no pre-emptive or conversion rights.

     The ownership of more than 5% of the outstanding shares of each Fund on July 3, 1997, was as follows:

     The Cash Fund: Of the Cash Fund's Original Shares, Hawaiian Trust Company, Limited, Financial Plaza of the Pacific, Honolulu, Hawaii held of record 262,271,692 shares (67.1%) and Mercantile Bank, N.A., P.O. Box 387, St. Louis, Missouri held of record 124,685,412 shares (31.9%). Of the Cash Fund's Service Shares, BHC Securities, Inc., 2005 Market Street, Philadelphia, PA held of record 80,978,718 shares (99.9%).

     The Tax-Free Fund: Of the Tax-Free Fund's Original Shares, Hawaiian Trust Company, Limited, Financial Plaza of the Pacific, Honolulu, Hawaii held of record 64,370,267 shares (89.6%); Of the Tax-Free Fund's Service Shares, BHC Securities, Inc., 2005 Market Street, Philadelphia, PA held of record 23,482,786 shares (99.9%).

     The Treasuries Fund: Of the Treasuries Fund's Original Shares, Hawaiian Trust Company, Limited, Financial Plaza of the Pacific, Honolulu, Hawaii held of record 61,294,917 shares (88.6%); Mercantile Bank, N.A., P.O. Box 387, St. Louis, Missouri held of record 6,488,434 shares (9.4%). Of the Treasuries Fund's Service Shares, BHC Securities, Inc., 2005 Market Street, Philadelphia, PA held of record 87,516,811 shares (99.9%).

     The Funds' management is not aware of any person, other than those named above, who beneficially owned 5% or more of either class of a Fund's outstanding shares on such date. On the basis of information received from the record owners listed above, the Funds' management believes (i) that all of the Original Shares indicated are held for the benefit of custodial or trust clients; and (ii) that all of such shares could be considered as "beneficially" owned by the named shareholders in that they possessed shared voting and/or investment powers as to such shares. The Service Shares indicated above are held for the benefit of customers.

Voting Rights

     At any meeting of shareholders, shareholders are entitled to one vote for each dollar of net asset value (determined as of the record date for the meeting) represented by the shares held (and proportionate fractional votes for fractional dollar amounts). Shareholders will vote on the election of Trustees and on other matters submitted to the vote of shareholders. No amendment may be made to the Declaration of Trust without the affirmative vote of the holders of a majority of the outstanding shares of the Trust. The Trust may be terminated (i) upon the sale of its assets to another issuer, or (ii) upon liquidation and distribution of the assets of the Trust, in either case if such action is approved by the vote of the holders of a majority of the outstanding shares of each series. If not so terminated, the Trust will continue indefinitely. Rule 18f-2 under the Investment Company Act of 1940 provides that matters submitted to shareholders be approved by a majority of the outstanding voting securities of each series, unless it is clear that the interests of each series in the matter are identical or the matter does not affect a series. However, the rule exempts the selection of accountants and the election of Trustees from the separate voting requirement. Classes do not vote separately except that, as to matters exclusively affecting one class (such as the adoption or amendment of class-specific provisions of the Distribution Plan), only shares of that class are entitled to vote.

Description of Classes

     As stated above, each of the Funds of Cash Assets Trust has two classes of shares: Service Shares, which are offered by this Prospectus, and Original Shares. Potential investors in Service Shares may also be eligible to purchase Original Shares, which are offered in a separate prospectus that may be obtained by contacting the transfer agent of the Funds at the address or telephone number(s) given on the front cover of this Prospectus. Original Shares are sold solely to (1) financial institutions for their own account or for the investment of funds for which they act in a fiduciary, agency, investment advisory or custodial capacity; (2) persons entitled to exchange into such shares under the Fund's exchange privilege; and (3) shareholders of record on January 20, 1995, the date on which the Funds first offered two classes of shares.

Diversity under the 1940 Act; IRS Compliance

     The Tax-Free Fund is classified as a "non-diversified" investment company under the 1940 Act and the Cash Fund and the Treasuries Fund are classified as "diversified" investment companies under the 1940 Act. Each Fund intends to continue to qualify as a "regulated investment company" under the Internal Revenue Code (the "Code"). One of the tests for such qualification under the Code is, in general, that at the end of each fiscal quarter of the Fund, at least 50% of its assets must consist of (i) cash; and (ii) securities which, as to any one issuer, do not exceed 5% of the value of the Fund's assets. As "diversified" investment companies under the 1940 Act, the Cash Fund and the Treasuries Fund must both meet the same test as to 75% of their respective assets. The Tax-Free Fund may therefore not have as much diversification among securities, and thus diversification of risk, as if it had made the election to register as a "diversified" investment company under the 1940 Act. In general, the more a Fund invests in the securities of specific issuers, the more it is exposed to risks associated with investments in those issuers.

[LOGO]                         Application for
        The Pacific Capital Funds of Cash Assets Trust - Service Shares
                Please complete steps 1 through 4 and mail to:
                                    PFPC Inc.
                   400 Bellevue Parkway, Wilmington, DE 19809
                                 1-800-255-2287


STEP 1
A. ACCOUNT REGISTRATION

___Individual  Use line 1
___Joint Account*  Use lines 1&2
___For a Minor  Use line 3
___For Trust, Corporation,
   Other Organization or
   any Fiduciary capacity
   Use line 4
 * Joint Accounts will be Joint
   Tenants with rights of survivorship
   unless otherwise specified.
** Uniformed Gifts/Transfers
   to Minors Act.

Please type or print name exactly as account is to be registered

1._____________________________________________________________________
  First Name  Middle Initial  Last Name   Social Security Number

2._____________________________________________________________________
  First Name  Middle Initial  Last Name   Social Security Number

3._____________________________________________________________________
  Custodian's First Name    Middle Initial    Last Name

Custodian for_________________________________________________________
              Minor's First Name    Middle Initial   Last Name
Under the________________ UGTMA**_____________________________________
          Name of State              Minor's Social Security Number

4._____________________________________________________________________

  _____________________________________________________________________
  (Name of Corporation or Organization. If a Trust, include the name(s) of Trustees in which account will be registered and the name and date of the Trust Instrument. Account for a Pension or Profit Sharing Plan or Trust may be registered in the name of the Plan or Trust itself.)

  ______________________________________________________________________
  Tax I.D. Number       Authorized Individual            Title


B. MAILING ADDRESS AND TELEPHONE NUMBER

  ______________________________________________________________________
  Street or PO Box                    City
  _________________________________     (____)__________________________
  State                    Zip           Daytime Phone Number

  Occupation:______________________  Employer:__________________________

  Employer's Address:___________________________________________________
                     Street Address:      City          State   Zip

  Citizen or resident of: ___ U.S. Other___ ______ Check here ___ if you are a non-U.S. Citizen or resident and not subject to back-up withholding (See certification in Step 4, Section B, below.)


C. INVESTMENT DEALER OR BROKER:
   (Important - to be completed by Dealer or Broker)

   ________________________________  _________________________________
   Dealer Name                          Branch Number

   ________________________________ _________________________________
   Street Address                       Rep.Number/Name

   ________________________________ (_______)________________________
   City           State     Zip      Area Code    Telephone



STEP 2
PURCHASES OF SHARES

A. INITIAL INVESTMENT

  ___ Pacific Capital Cash Assets Trust (910)
  ___ Pacific Capital Tax-Free Cash Assets Trust (920)
  ___ Pacific Capital U.S. Treasuries Cash Assets Trust (930)

  1) ___ By Check
  2) ___ By Wire

  1) By Check: Make check payable to either: Pacific Capital
  Cash Assets Trust, Pacific Capital Tax-Free Cash Assets Trust, or Pacific Capital U.S. Treasuries Cash Assets Trust

  Amount of investment $ ____________ Minimum initial investment $1,000

                             OR
  2) By Wire*:

 $______________________________    From_______________________________
                                        Name of Financial Institution
  _________________________________     _______________________________
  Financial Institution Account No.     Branch, Street or Box#

  On_______________________________    ________________________________
             (Date)                     City         State   Zip

* NOTE: To insure prompt and proper crediting to your account, if you choose this method of payment you should first telephone the Agent (800-255-2287 toll free) and then instruct your Financial Institution to wire funds as indicated below for the appropriate Fund:

Wire Instructions:

PNC BANK, NA
Philadelphia, PA
ABA #0310-0005-3


For further credit to (specify the Fund you are investing in)
    Pacific Capital Cash Assets Trust (Original Shares)
      Account #85-0216-4589
    Pacific Capital Tax-Free Cash Assets Trust (Original Shares)
      Account #85-0216-4626
    Pacific Capital U.S. Treasuries Cash Assets Trust (Original Shares)
      Account #85-0216-4714

Please include account name(s) and number (if an existing account) or the name(s) in which the investment is to be registered (if a new account).

           (A FINANCIAL INSTITUTION IS A COMMERCIAL BANK,
                  SAVINGS BANK OR CREDIT UNION.)


B. DIVIDENDS

   ALL INCOME DIVIDENDS ARE AUTOMATICALLY REINVESTED IN ADDITIONAL SHARES AT NET ASSET VALUE UNLESS OTHERWISE INDICATED BELOW.

   Dividends are to be:___ Reinvested or ___Paid in cash*

   * FOR CASH DIVIDENDS, PLEASE CHOOSE ONE OF THE FOLLOWING OPTIONS:

   ___Deposit directly into my/our Financial Institution account.
   ATTACHED IS A PRE-PRINTED DEPOSIT SLIP OR VOIDED CHECK showing the Financial Institution account where I/we would like you to deposit the dividend.

   ___ Mail check to my/our address listed in Step 1.



STEP 3
SPECIAL FEATURES

A. AUTOMATIC INVESTMENT PROGRAM
   (Check appropriate box)
   ___ Yes ___No

   This option provides you with a convenient way to have amounts automatically drawn on your Financial Institution account and invested in your account. To establish this program, please complete Step 4, Sections A & B of this Application.

   I/We wish to make regular monthly investments of $______ (minimum $50) on the ___ 1st day or ___ 16th day of the month (or on the first business day after that date).

      (YOU MUST ATTACH A PRE-PRINTED DEPOSIT SLIP OR VOIDED CHECK)


B. TELEPHONE INVESTMENT
   (Check appropriate box)
   ___ Yes ___No

   This option provides you with a convenient way to add to your account (minimum $50 and maximum $50,000) at any time you wish by simply calling the Agent toll-free at 1-800-255-2287. To establish this program, please complete Step 4, Sections A & B of this Application.

      (YOU MUST ATTACH A PRE-PRINTED DEPOSIT SLIP OR VOIDED CHECK)


C. AUTOMATIC WITHDRAWAL PLAN
   (Minimum investment $5,000)

   Application must be received in good order at least 2 weeks prior to 1st actual liquidation date.
   (Check appropriate box)
   ___ Yes ___No

      Please establish an Automatic Withdrawal Plan for this account, subject to the terms of the Automatic Withdrawal Plan Provisions set forth below. To realize the amount stated below, the Agent is authorized to redeem sufficient shares from this account at the then current Net Asset Value, in accordance with the terms below:

   Dollar Amount of each withdrawal $____________ beginning_______________
                                 Minimum:$50            Month/Year

           Payments to be made: ___ Monthly or ___ Quarterly

      Checks should be made payable as indicated below. If check is payable to a Financial Institution for your account, indicate
   Financial Institution name, address and your account number.

_______________________________________     __________________________
  First Name   Middle Initial   Last Name     Financial Institution Name

_______________________________________     __________________________
  Street                                      Financial Institution
                                               Street Address

_______________________________________     __________________________
  City                  State       Zip       City        State     Zip

                                      ____________________________________
                                      Financial Institution Account Number


D. TELEPHONE EXCHANGE
   (Check appropriate box)
   ___ Yes ___ No

This option allows you to effect exchanges among accounts in your name within the Business Trust and Pacific Capital Funds by telephone. TO MAKE A TELEPHONE EXCHANGE, CALL THE AGENT AT 1-800-255-2287

   The Agent is authorized to accept and act upon my/our or any other person's telephone instructions to execute the exchange of shares with identical shareholder registration in the manner described in the Prospectus. Except for gross negligence in acting upon such telephone instructions to execute an exchange, and subject to the conditions set forth herein, I/we understand and agree to hold harmless the Agent, each of the Aquila Funds and Pacific Capital Funds, and their respective officers, directors, trustees, employees, agents and affiliates against any liability, damage, expense, claim or loss, including reasonable costs and attorney's fees, resulting from acceptance of, or acting or failure to act upon, this Authorization.


E. EXPEDITED REDEMPTION
  (Check appropriate box)
  ___Yes ___ No

  The proceeds will be deposited to your Financial Institution account listed.

  TO MAKE AN EXPEDITED REDEMPTION, CALL THE AGENT AT 1-800-255-2287

   Cash proceeds in any amount from the redemption of shares will be mailed or wired, whenever possible, upon request, if in an amount of $1,000 or more to my/our account at a Financial Institution. The
Financial Institution account must be in the same name(s) as this Trust account is registered.

    (YOU MUST ATTACH A PRE-PRINTED DEPOSIT SLIP OR VOIDED CHECK)

________________________________  ___________________________________
Account Registration              Financial Institution Account Number
________________________________  ___________________________________
Financial Institution Name        Financial Institution Transit/Routing
                                                                Number
________________________________  ___________________________________
   Street                               City          State     Zip


F. CHECKING ACCOUNT SERVICE
   (Check appropriate box)
   ___ Yes ___ No

      Please open a redemption checking account at PNC Bank, NA, in my
   (our) name(s) as registered and send me (us) a supply of checks. I
   (we) understand that this checking account will be subject to the rules and regulations of PNC Bank, NA, pertaining thereto and as amended from time to time. For joint account: Check here whether either owner ___ is authorized, or all owners ___ are required to sign checks. IF NO BOX IS CHECKED, TWO SIGNATURES WILL BE REQUIRED ON JOINT ACCOUNTS.



STEP 4 Section A
DEPOSITORS AUTHORIZATION TO HONOR DEBITS

       IF YOU SELECTED AUTOMATIC INVESTMENT OR TELEPHONE INVESTMENT
                 YOU MUST ALSO COMPLETE STEP 4, SECTIONS A & B.

I/We authorize the Financial Institution listed below to charge to my/our account any drafts or debits drawn on my/our account initiated by the Agent, PFPC Inc., and to pay such sums in accordance therewith, provided my/our account has sufficient funds to cover such drafts or debits. I/We further agree that your treatment of such orders will be the same as if I/we personally signed or initiated the drafts or debits.

I/We understand that this authority will remain in effect until you receive my/our written instructions to cancel this service. I/We also agree that if any such drafts or debits are dishonored, for any reason, you shall have no liabilities.

Financial Institution Account Number______________________________________

Name and Address
where my/our account     Name of Financial Institution____________________
is maintained            Street Address___________________________________
                         City______________________State_____ Zip_________

Name(s) and
Signature(s) of           _______________________________
Depositor(s) as they           (Please Print)
appear where account     X_______________________________     __________
is registered                    (Signature)                  (Date)

                         ________________________________
                                (Please Print)
                         X_______________________________     __________
                                  (Signature)                 (Date)



                           INDEMNIFICATION AGREEMENT

To: Financial Institution Named Above

So that you may comply with your depositor's request, Aquila Distributors, Inc. (the "Distributor") agrees:

1 Electronic Funds Transfer debit and credit items transmitted pursuant to the above authorization shall be subject to the provisions of the Operating Rules of the National Automated Clearing House Association.

2 To indemnify and hold you harmless from any loss you may suffer in connection with the execution and issuance of any electronic debit in the normal course of business initiated by the Agent (except any loss due to your payment of any amount drawn against insufficient or uncollected funds), provided that you promptly notify us in writing of any claim against you with respect to the same, and further provided that you will not settle or pay or agree to settle or pay any such claim without the written permission of the Distributor.

3 To indemnify you for any loss including your reasonable costs and expenses in the event that you dishonor, with or without cause, any such electronic debit.



STEP 4 Section B
SHAREHOLDER AUTHORIZATION/SIGNATURE(S) REQUIRED

  The undersigned warrants that he/she has full authority and is of legal age to purchase shares of the Trust and has received and read a current Prospectus of the Trust and agrees to its terms.

  I/We authorize the Trust and its agents to act upon these instructions for the features that have been checked.

  I/We acknowledge that in connection with an Automatic Investment or Telephone Investment, if my/our account at the Financial Institution has insufficient funds, the Trust and its agents may cancel the purchase transaction and are authorized to liquidate other shares or fractions thereof held in my/our Trust account to make up any deficiency resulting from any decline in the net asset value of shares so purchased and any dividends paid on those shares. I/We authorize the Trust and its agents to correct any transfer error by a debit or credit to my/our Financial Institution account and/or Trust account and to charge the account for any related charges.

  The Trust, the Agent and the Distributor and their Trustees, directors, employees and agents will not be liable for acting upon instructions believed to be genuine, and will not be responsible for any losses resulting from unauthorized telephone transactions if the Agent follows reasonable procedures designed to verify the identity of the caller. The Agent will request some or all of the following information: account name and number; name(s) and social security number registered to the account and personal identification; the Agent may also record calls. Shareholders should verify the accuracy of confirmation statements immediately upon receipt. Under penalties of perjury, the undersigned whose Social Security (Tax I.D.) Number is shown above certifies (i) that Number is my correct taxpayer identification number and (ii) currently I am not under IRS notification that I am subject to backup withholding (line out (ii) if under notification). If no such Number is shown, the undersigned further certifies, under penalties of perjury, that either (a) no such Number has been issued, and a Number has been or will soon be applied for; if a Number is not provided to you within sixty days, the undersigned understands that all payments (including liquidations) are subject to 31% withholding under federal tax law, until a Number is provided and the undersigned may be subject to a $50 I.R.S. penalty; or (b) that the undersigned is not a citizen or resident of the U.S.; and either does not expect to be in the U.S. for more than 183 days during each calendar year and does not conduct a business in the U.S. which would receive any gain from the Trust, or is exempt under an income tax treaty.

NOTE: ALL REGISTERED OWNERS OF THE ACCOUNT MUST SIGN BELOW.
FOR A TRUST, ALL TRUSTEES MUST SIGN.*

______________________________    __________________________  __________
Individual (or Custodian)          Joint Registrant, if any    Date
______________________________    __________________________  __________
Corporate Officer, Partner,                 Title              Date
Trustee, etc.

* For Trust, Corporations or Associations, this form must be accompanied by proof of authority to sign, such as a certified copy of the corporate resolution or a certificate of incumbency under the trust instrument.


SPECIAL INFORMATION

  Certain features (Automatic Investment, Telephone Investment, Expedited Redemption and Direct Deposit of Dividends) are effective 15 days after this form is received in good order by the Trust's Agent.

  You may cancel any feature at any time, effective 3 days after the Agent receives written notice from you.

  Either the Trust or the Agent may cancel any feature, without prior notice, if in its judgment your use of any feature involves unusual effort or difficulty in the administration of your account.

  The Trust reserves the right to alter, amend or terminate any or all features or to charge a service fee upon 30 days' written notice to shareholders except if additional notice is specifically required by the terms of the Prospectus.


BANKING INFORMATION

  If your Financial Institution account changes, you must complete a Ready Access features form which may be obtained from Aquila Distributors at 1-800-228-7496 and send it to the Agent together with a "voided" check or pre-printed deposit slip from the new account. The new Financial Institution change is effective in 15 days after this form is received in good order by the Trust's Agent.

INVESTMENT ADVISER
Pacific Century Trust
a division of
Bank of Hawaii
111 South King Street
Honolulu, Hawaii 96813


ADMINISTRATOR
Aquila Management Corporation
380 Madison Avenue, Suite 2300
New York, New York 10017

TRUSTEES
Lacy B. Herrmann, Chairman
Vernon R. Alden
Arthur K. Carlson
William M. Cole
Thomas W. Courtney
Richard W. Gushman, II
Stanley W. Hong
Theodore T. Mason
Russell K. Okata
Douglas Philpotts
Oswald K. Stender

OFFICERS
Lacy B. Herrmann, President
Diana P. Herrmann, Vice President
Charles E. Childs, III, Vice President
Sherri Foster, Assistant Vice President
Rose F. Marotta, Chief Financial Officer
Richard F. West, Treasurer
Edward M.W. Hines, Secretary

DISTRIBUTOR
Aquila Distributors, Inc.
380 Madison Avenue, Suite 2300
New York, New York 10017

TRANSFER AND SHAREHOLDER SERVICING AGENT
PFPC Inc.
400 Bellevue Parkway
Wilmington, DE 19809

CUSTODIAN
Bank One Trust Company, N.A.
100 East Broad Street
Columbus, Ohio 43271

INDEPENDENT AUDITORS
KPMG Peat Marwick LLP
345 Park Avenue
New York, New York 10154

COUNSEL
Hollyer Brady Smith Troxell
Barrett Rockett Hines & Mone LLP
551 Fifth Avenue
New York, New York 10176


TABLE OF CONTENTS

Highlights
Table of Expenses
Financial Highlights
Introduction
Investment Of The Funds' Assets
The Cash Fund And Its Investments
The Tax-Free Fund And Its Investments
The Treasuries Fund And Its Investments
Net Asset Value Per Share
How To Invest In The Funds
How To Redeem Your Investment
Automatic Withdrawal Plan
Management Arrangements
Dividend And Tax Information
Exchange Privileges
General Information
Application


The Pacific Capital Funds
         of
  Cash Assets Trust

Pacific Capital Cash Assets Trust
Pacific Capital Tax-Free Cash Assets Trust
Pacific Capital U.S. Treasuries Cash Assets Trust


Service Shares